UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23910

Venerable Variable Insurance Trust
(Exact name of registrant as specified in charter)
1475 Dunwoody Drive, Suite 200
West Chester, PA 19380
(Address of principal executive offices) (Zip code)
The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
1-888-755-1133
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-366-0066
Date of fiscal year end:           December 31
Date of reporting period:        September 4, 2024 to December 31, 2024

Item 1. Reports to Stockholders

Venerable High Yield Fund

Class I

VHYIX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Venerable High Yield Fund for the period of September 4, 2024 to December 31, 2024. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$25Footnote Reference(a)	0.80%

How did the Fund perform last year and what affected its performance?

  Leading up to and through the Fund's inception in September 2024, financial markets oscillated between fears around the possibility of a US recession and relief at the US Federal Reserve’s initial—and outsized—interest-rate cut delivered in the same month. As November’s US election concluded, markets were confronted with prospects of fewer rate cuts, tariff risks, and fiscal uncertainty under the incoming Trump administration. However, similar to other risk markets, high yield investors had instead focused on the possibility of less regulation and higher growth. Against this backdrop, strong fundamental and technical tailwinds for the high yield sector persisted, leading to spreads trending tighter to close out 2024.

  The Fund underperformed its secondary benchmark since the Fund's inception. Security selection detracted from relative results, led by selection in the transportation, energy and media cable industries. Conversely, selection in the industrial, wireless and chemical segments contributed to performance. Industry allocation hindered returns, led by underweights in the media cable and wired industries and overweight in the industrial segment. Conversely, overweights in the media non-cable and transportation industries and underweight in the technology segment benefited performance. The Fund’s ratings-quality tilt contributed to results, while yield-curve positioning hindered performance.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class I	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	Bloomberg U.S. High Yield-2% Issuer Capped Bond Index
9/4/2024	10,000	10,000	10,000
12/31/2024	10,047	9,733	10,179

Annual Fund Performance*

Since Inception
Class I	0.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	(2.67)%
Bloomberg U.S. High Yield-2% Issuer Capped Bond Index	1.79%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$597,305
Total Number of Portfolio Holdings	216
Total Advisory Fees Paid (thousands)	$1,248
Portfolio Turnover Rate	7%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.1%
Short-Term Investments	1.9%
Long-Term Fixed Income Investments	96.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	81.8%
International Debt	14.4%
Other	3.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.

Venerable High Yield Fund

Class I

Annual Shareholder Report

VHYIX

December 31, 2024

Venerable High Yield Fund

Class V

VHYVX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Venerable High Yield Fund for the period of September 4, 2024 to December 31, 2024. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$22Footnote Reference(a)	0.72%

How did the Fund perform last year and what affected its performance?

  Leading up to and through the Fund's inception in September 2024, financial markets oscillated between fears around the possibility of a US recession and relief at the US Federal Reserve’s initial—and outsized—interest-rate cut delivered in the same month. As November’s US election concluded, markets were confronted with prospects of fewer rate cuts, tariff risks, and fiscal uncertainty under the incoming Trump administration. However, similar to other risk markets, high yield investors had instead focused on the possibility of less regulation and higher growth. Against this backdrop, strong fundamental and technical tailwinds for the high yield sector persisted, leading to spreads trending tighter to close out 2024.

  The Fund underperformed its secondary benchmark since the Fund's inception. Security selection detracted from relative results, led by selection in the transportation, energy and media cable industries. Conversely, selection in the industrial, wireless and chemical segments contributed to performance. Industry allocation hindered returns, led by underweights in the media cable and wired industries and overweight in the industrial segment. Conversely, overweights in the media non-cable and transportation industries and underweight in the technology segment benefited performance. The Fund’s ratings-quality tilt contributed to results, while yield-curve positioning hindered performance.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	Bloomberg U.S. High Yield-2% Issuer Capped Bond Index
9/4/2024	10,000	10,000	10,000
12/31/2024	10,059	9,733	10,179

Annual Fund Performance*

Since Inception
Class V	0.59%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	(2.67)%
Bloomberg U.S. High Yield-2% Issuer Capped Bond Index	1.79%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$597,305
Total Number of Portfolio Holdings	216
Total Advisory Fees Paid (thousands)	$1,248
Portfolio Turnover Rate	7%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.1%
Short-Term Investments	1.9%
Long-Term Fixed Income Investments	96.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	81.8%
International Debt	14.4%
Other	3.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.

Venerable High Yield Fund

Class V

Annual Shareholder Report

VHYVX

December 31, 2024

Venerable Large Cap Index Fund

Class V

VVLVX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Venerable Large Cap Index Fund for the period of September 4, 2024 to December 31, 2024. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$17Footnote Reference(a)	0.51%

How did the Fund perform last year and what affected its performance?

  In the period since the Fund’s inception in the late third quarter 2024, the US large cap equity market performed strongly, despite retreating in December. During the period, the US Federal Reserve lowered the federal Funds target rate in September, November, and December, but the Federal Reserve’s projection of two rate cuts in 2025—a decrease from the four cuts projected in September—weighed on stocks toward the end of the period.

  The Fund outperformed its benchmark from inception to the end of the year, mainly owing to cash held in the account prior to the Fund receiving transition assets as the equity markets declined over the same period. The Fund performed in-line with its benchmark, maintaining its objective of delivering index replication returns since the Fund’s inception. The Fund's cash was largely equitized during the period using equity index futures.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	S&P 500® Index
9/4/2024	10,000	10,000
12/31/2024	10,900	10,701

Annual Fund Performance*

Since Inception
Class V	9.00%
S&P 500® Index	7.01%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$3,361,311
Total Number of Portfolio Holdings	505
Total Advisory Fees Paid (thousands)	$1,617
Portfolio Turnover Rate	18%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.4)%
Short-Term Investments	1.4%
Common Stocks	99.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.7%
Consumer Discretionary	14.6%
Financial Services	14.3%
Health Care	9.8%
Producer Durables	7.3%
Consumer Staples	3.8%
Utilities	3.4%
Energy	3.2%
Materials and Processing	2.9%
Other	1.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable Large Cap Index Fund

Class V

Annual Shareholder Report

VVLVX

December 31, 2024

Venerable Moderate Allocation Fund

Class V

VMAVX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Venerable Moderate Allocation Fund for the period of September 4, 2024 to December 31, 2024. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$5Footnote Reference(a)	0.16%

How did the Fund perform last year and what affected its performance?

  From the Fund's inception in September through year-end 2024, US large cap equities enjoyed strong gains. Conversely, US core bonds were down over the same period on rising intermediate and long-term yields, concerns of more persistent inflation, and the Fed signaling a pause in additional rate cuts. Despite the upward pressures on interest rates, the US high yield market managed to eke out gains, owing to its lower interest-rate sensitivity and favorable fundamental and technical tailwinds.

  The Fund outperformed its secondary benchmark, a blended benchmark, since inception, primarily because of its strategic allocation to high yield bonds. Active performance of the underlying Funds was mixed, detracting from relative returns overall.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Russell 1000®IndexFootnote Reference(b)	Venerable Moderate Performance BenchmarkFootnote Reference(c)
9/4/2024	10,000	10,000	10,000
12/31/2024	10,390	10,742	10,333

Annual Fund Performance*

Since Inception
Class V	3.90%
Russell 1000®IndexFootnote Reference(b)	7.42%
Venerable Moderate Performance BenchmarkFootnote Reference(c)	3.33%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$2,369,740
Total Number of Portfolio Holdings	3
Total Advisory Fees Paid (thousands)	$385
Portfolio Turnover Rate	10%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Domestic Equities	59.7%
Fixed Income	40.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.
Footnote(b)	Primary benchmark is representative of overall market.
Footnote(c)	The Venerable Moderate Performance Benchmark consists of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Venerable Moderate Allocation Fund

Class V

Annual Shareholder Report

VMAVX

December 31, 2024

Venerable Strategic Bond Fund

Class I

VVBIX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Venerable Strategic Bond Fund for the period of September 4, 2024 to December 31, 2024. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$18Footnote Reference(a)	0.60%

How did the Fund perform last year and what affected its performance?

  Since the Fund’s inception in September 2024, the US core bond market faced headwinds, primarily from rising interest rates. The US Federal Reserve delivered multiple interest rate cuts into year end, driving short-term rates lower; however, intermediate- and long-term yields moved substantially higher as markets were confronted with the prospects of fewer rate cuts in 2025 and 2026, fiscal uncertainty, and inflationary trade policies under the incoming Trump administration. Despite these concerns, investment-grade credit spreads continued to tighten in the fourth quarter of 2024.

  The Fund underperformed its benchmark for the period from since inception through year-end. With credit spreads improving, overweights to corporate and structured products helped but not enough to offset negative contributions from the Fund's long-duration positioning which was held through most of the period.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class I	Bloomberg U.S. Aggregate Bond Index
9/4/2024	10,000	10,000
12/31/2024	9,646	9,733

Annual Fund Performance*

Since Inception
Class I	(3.54)%
Bloomberg U.S. Aggregate Bond Index	(2.67)%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$1,781,918
Total Number of Portfolio Holdings	473
Total Advisory Fees Paid (thousands)	$2,568
Portfolio Turnover Rate	35%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(15.8)%
Short-Term Investments	2.1%
Long-Term Fixed Income Investments	113.7%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	37.3%
United States Government Treasuries	32.5%
Corporate Bonds and Notes	25.4%
International Debt	11.3%
Asset-Backed Securities	6.0%
Municipal Bonds	1.2%
Other	(13.7)%

Material Fund Changes

In December 2024, Westen Asset Management Company, LLC and Western Asset Management Company Limited were terminated as money managers to the Venerable Strategic Bond Fund. As a result, Franklin Advisers, LLC, the sub-adviser to the Venerable Strategic Bond Fund began to provide all portfolio management services to the Venerable Strategic Bond Fund in accordance with the Venerable Strategic Bond Fund's investment strategy.

This is a summary of certain changes to the Fund since September 4, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-336-0066.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable Strategic Bond Fund

Class I

Annual Shareholder Report

VVBIX

December 31, 2024

Venerable Strategic Bond Fund

Class V

VVBVX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Venerable Strategic Bond Fund for the period of September 4, 2024 to December 31, 2024. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$24Footnote Reference(a)	0.80%

How did the Fund perform last year and what affected its performance?

  Since the Fund’s inception in September 2024, the US core bond market faced headwinds, primarily from rising interest rates. The US Federal Reserve delivered multiple interest rate cuts into year end, driving short-term rates lower; however, intermediate- and long-term yields moved substantially higher as markets were confronted with the prospects of fewer rate cuts in 2025 and 2026, fiscal uncertainty, and inflationary trade policies under the incoming Trump administration. Despite these concerns, investment-grade credit spreads continued to tighten in the fourth quarter of 2024.

  The Fund underperformed its benchmark for the period from since inception through year-end. With credit spreads improving, overweights to corporate and structured products helped but not enough to offset negative contributions from the Fund's long-duration positioning which was held through most of the period.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Bloomberg U.S. Aggregate Bond Index
9/4/2024	10,000	10,000
12/31/2024	9,632	9,733

Annual Fund Performance*

Since Inception
Class V	(3.68)%
Bloomberg U.S. Aggregate Bond Index	(2.67)%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$1,781,918
Total Number of Portfolio Holdings	473
Total Advisory Fees Paid (thousands)	$2,568
Portfolio Turnover Rate	35%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(15.8)%
Short-Term Investments	2.1%
Long-Term Fixed Income Investments	113.7%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	37.3%
United States Government Treasuries	32.5%
Corporate Bonds and Notes	25.4%
International Debt	11.3%
Asset-Backed Securities	6.0%
Municipal Bonds	1.2%
Other	(13.7)%

Material Fund Changes

In December 2024, Westen Asset Management Company, LLC and Western Asset Management Company Limited were terminated as money managers to the Venerable Strategic Bond Fund. As a result, Franklin Advisers, LLC, the sub-adviser to the Venerable Strategic Bond Fund began to provide all portfolio management services to the Venerable Strategic Bond Fund in accordance with the Venerable Strategic Bond Fund's investment strategy.

This is a summary of certain changes to the Fund since September 4, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-336-0066.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable Strategic Bond Fund

Class V

Annual Shareholder Report

VVBVX

December 31, 2024

Venerable US Large Cap Strategic Equity Fund

Class I

VVSIX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Venerable US Large Cap Strategic Equity Fund for the period of September 4, 2024 to December 31, 2024. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$24Footnote Reference(a)	0.75%

How did the Fund perform last year and what affected its performance?

  In the period since the Fund’s inception, the US large cap equity market performed strongly, despite retreating in December. During the period, the US Federal Reserve lowered the federal Funds target rate in September, November, and December – but the Federal Reserve’s projection of two rate cuts in 2025—a decrease from the four cuts projected in September—weighed on stocks toward the end of the period. The equity market exhibited strong performance, with only four of the eleven Russell 1000® Index sectors experiencing declines, primarily health care and real estate, while consumer discretionary and communication services saw particularly strong gains over the period.

  The Fund outperformed its benchmark since the Fund’s inception in September 2024, primarily attributed to cash held in the account prior to the Fund receiving transition assets as the equity markets declined over the same period. The Fund maintained diversified exposure through its multi-style and multi-manager approach. Managers' results were mixed for the period, detracting from relative performance overall. From a sector perspective, the largest detractors were underweight positions in information technology and consumer discretionary, the largest sector underweight position for the period. An overweight position in financials was the largest relative contributor from a sector perspective, followed by an underweight position to real estate.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class I	Russell 1000® Index
9/4/2024	10,000	10,000
12/31/2024	10,770	10,742

Annual Fund Performance*

Since Inception
Class I	7.70%
Russell 1000® Index	7.42%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$3,691,881
Total Number of Portfolio Holdings	448
Total Advisory Fees Paid (thousands)	$7,200
Portfolio Turnover Rate	42%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	1.7%
Common Stocks	98.5%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.5%
Financial Services	16.1%
Consumer Discretionary	13.5%
Health Care	11.8%
Producer Durables	8.1%
Materials and Processing	3.8%
Consumer Staples	3.5%
Utilities	3.2%
Energy	3.0%
Other	1.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable US Large Cap Strategic Equity Fund

Class I

Annual Shareholder Report

VVSIX

December 31, 2024

Venerable US Large Cap Strategic Equity Fund

Class V

VVSVX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Venerable US Large Cap Strategic Equity Fund for the period of September 4, 2024 to December 31, 2024. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$28Footnote Reference(a)	0.86%

How did the Fund perform last year and what affected its performance?

  In the period since the Fund’s inception, the US large cap equity market performed strongly, despite retreating in December. During the period, the US Federal Reserve lowered the federal Funds target rate in September, November, and December – but the Federal Reserve’s projection of two rate cuts in 2025—a decrease from the four cuts projected in September—weighed on stocks toward the end of the period. The equity market exhibited strong performance, with only four of the eleven Russell 1000® Index sectors experiencing declines, primarily health care and real estate, while consumer discretionary and communication services saw particularly strong gains over the period.

  The Fund outperformed its benchmark since the Fund’s inception in September 2024, primarily attributed to cash held in the account prior to the Fund receiving transition assets as the equity markets declined over the same period. The Fund maintained diversified exposure through its multi-style and multi-manager approach. Managers' results were mixed for the period, detracting from relative performance overall. From a sector perspective, the largest detractors were underweight positions in information technology and consumer discretionary, the largest sector underweight position for the period. An overweight position in financials was the largest relative contributor from a sector perspective, followed by an underweight position to real estate.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class V	Russell 1000® Index
9/4/2024	10,000	10,000
12/31/2024	10,760	10,742

Annual Fund Performance*

Since Inception
Class V	7.60%
Russell 1000® Index	7.42%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.

Key Fund Statistics

Net Assets (thousands)	$3,691,881
Total Number of Portfolio Holdings	448
Total Advisory Fees Paid (thousands)	$7,200
Portfolio Turnover Rate	42%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	1.7%
Common Stocks	98.5%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.5%
Financial Services	16.1%
Consumer Discretionary	13.5%
Health Care	11.8%
Producer Durables	8.1%
Materials and Processing	3.8%
Consumer Staples	3.5%
Utilities	3.2%
Energy	3.0%
Other	1.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable US Large Cap Strategic Equity Fund

Class V

Annual Shareholder Report

VVSVX

December 31, 2024

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).  There have been no amendments to, or waivers in connection with, the Code during the period covered by this Report.  The registrant has filed a copy of the Code as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Sherilyn Anderson has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed since inception for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2024    $169,000

Audit-Related Fees

(b) The aggregate fees billed since inception for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2024    $0                                            None

Tax Fees

(c) The aggregate fees billed since inception for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2024    $24,500                                   Tax compliance services

All Other Fees

(d) The aggregate fees billed since inception for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2024    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by registrant’s accountants:

Venerable Variable Insurance Trust
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  November 19, 2024

I.          Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the Audit Committee (the “Audit Committee”) of Venerable Variable Insurance Trust (“VVIT”) to apply to any and all engagements of the independent auditor with: (1) VVIT, respectively, for audit and permissible non-audit services and (2) the Funds’ adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Funds’ operations or financial reporting (“fund-related services”).1  The term “Fund” shall collectively refer to each series of VVIT.  The term “Investment Adviser” shall refer to the Funds’ adviser, Venerable Investment Advisers, LLC (“VIA”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.        Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

(a) Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
(b) Results in the auditor acting as management or an employee of the audit client;
(c) Places the auditor in the position of auditing its own work; or
(d) Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee.2  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.      Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.       Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit and non-audited services engagement terms and fees for the independent auditor for the Funds, as described herein, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the services set forth in below. All other services not listed below must be specifically pre- approved by the Audit Committee or its delegate.

V.        Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

VI.       Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

All tax services provided by the independent auditor must be specifically pre-approved by the Audit Committee or its delegate.

VII.     All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

A list of the SEC’s prohibited non-audit services are as follows:

(a) Bookkeeping or other services relating to the accounting records or financial statements of the Funds
(b) Financial information system design and implementation
(c) Appraisal or valuation services, fairness opinions or contribution-in-kind reports
(d) Actuarial services
(e) Internal audit outsourcing services
(f) Management functions
(g) Human resources services
(h) Broker-dealer, investment adviser or investment banking services
(i) Legal services unrelated to the audit
(j) Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.    De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by VVIT, as applicable, to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by VVIT, as applicable, and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

VIII.    Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

IX.       Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “VVIT Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

VIA’s or its affiliates’ associates and the officers of VVIT will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of VVIT.

X.        Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and VVIT, VIA and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

Footnotes
1 Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
2 As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.

(e) (2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable, as the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant since inception were as follows:

2024   $24,500

(h) Not applicable.

(i) Not applicable.

(j) Not applicable, as the registrant is not a foreign issuer.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

2024 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Venerable Variable Insurance Trust
December 31, 2024
FUND
Venerable High Yield Fund
Venerable Large Cap Index Fund
Venerable Moderate Allocation Fund
Venerable Strategic Bond Fund
Venerable US Large Cap Strategic Equity Fund

Venerable Variable
Insurance Trust
Venerable Variable Insurance
Trust is a series investment
company with five different
investment portfolios referred to
as Funds.

Page
Venerable High Yield Fund (Form N-CSR Item 7) 3
Venerable Large Cap Index Fund (Form N-CSR Item 7) 17
Venerable Moderate Allocation Fund (Form N-CSR Item 7) 33
Venerable Strategic Bond Fund (Form N-CSR Item 7) 41
Venerable US Large Cap Strategic Equity Fund (Form N-CSR Item 7) 61
Notes to Schedules of Investments (Form N-CSR Item 7) 77
Notes to Financial Highlights (Form N-CSR Item 7) 78
Notes to Financial Statements (Form N-CSR Item 7) 79
Report of Independent Registered Public Accounting Firm 90
Basis for Approval of Investment Advisory Contracts (Form N-CSR Item 11) 91
Adviser, Money Managers and Service Providers 101
Venerable Variable Insurance Trust
Annual Financial Statements and Other Information
December 31, 2024
Table of Contents

Venerable Variable Insurance Trust (the “Trust”)
The Trust’s investment adviser is Venerable Investment Advisers, LLC (the "Adviser"). The Adviser is a wholly-
owned subsidiary of Venerable Holdings, Inc. ("Venerable"). Venerable owns and manages legacy variable annuity business acquired from other entities. Created by an investor group led by affiliates of Apollo Global
Management, Inc., Crestview Partners, and Reverence Capital Partners.
Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
The Funds are distributed by Russell Investments Financial Services, LLC (the “Distributor”) (member FINRA), which is not affiliated with the Adviser. The Distributor will make payments to financial intermediaries, including to Directed Services LLC (“DSL”), an affiliate of the Adviser to the Trust which will provide distribution-related services to the Trust.

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 96.2%
Corporate Bonds and Notes - 81.8%
Acrisure LLC / Acrisure Finance, Inc.
8.500% due 06/15/29 (Þ) 2,300 2,394
7.500% due 11/06/30 (Þ) 2,400 2,469
Adient Global Holdings, Ltd.
7.000% due 04/15/28 (Þ) 3,400 3,441
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
6.750% due 04/15/28 (Þ) 1,700 1,701
7.000% due 01/15/31 (Þ) 2,900 2,911
7.375% due 10/01/32 (Þ) 600 605
Allied Universal Holdco LLC
7.875% due 02/15/31 (Þ) 1,700 1,740
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 1,400 1,397
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 2,500 2,416
Arcosa , Inc.
4.375% due 04/15/29 (Þ) 4,000 3,728
6.875% due 08/15/32 (Þ) 1,200 1,220
Ashton Woods USA LLC / Ashton
Woods Finance Co.
4.625% due 04/01/30 (Þ) 2,400 2,175
ATI, Inc.
7.250% due 08/15/30 2,600 2,676
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
8.250% due 01/15/30 (Þ) 2,500 2,579
Bausch & Lomb Escrow Corp.
8.375% due 10/01/28 (Þ) 2,600 2,704
Boeing Co. (The)
Series WI
6.528% due 05/01/34 2,900 3,038
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 2,800 2,623
7.000% due 02/15/30 (Þ) 1,200 1,222
6.500% due 02/15/32 (Þ) 2,000 2,010
Calpine Corp.
4.500% due 02/15/28 (Þ) 2,400 2,302
5.125% due 03/15/28 (Þ) 700 679
Calumet Specialty Products Partners,
LP / Calumet Finance Corp.
8.125% due 01/15/27 (Þ) 1,600 1,590
Carnival Corp.
5.750% due 03/01/27 (Þ) 4,700 4,685
10.375% due 05/01/28 (Þ) 1,100 1,172
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.375% due 06/01/29 (Þ) 4,900 4,681
4.500% due 08/15/30 (Þ) 3,500 3,141
Chesapeake Energy Corp.
6.750% due 04/15/29 (Þ) 4,300 4,345
Chobani Holdco II LLC
8.750% due 10/01/29 (Þ) 500 529
Chobani LLC / Chobani Finance Corp.,
Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.625% due 07/01/29 (Þ) 2,800 2,898
CHS/Community Health Systems, Inc.
6.875% due 04/01/28 (Þ) 1,600 1,164
6.000% due 01/15/29 (Þ) 2,200 1,969
10.875% due 01/15/32 (Þ) 3,300 3,405
CITGO Petroleum Corp.
8.375% due 01/15/29 (Þ) 2,000 2,060
Civitas Resources, Inc.
8.375% due 07/01/28 (Þ) 2,600 2,702
8.750% due 07/01/31 (Þ) 2,800 2,919
Clear Channel Outdoor Holdings, Inc.
7.875% due 04/01/30 (Þ) 3,400 3,499
Clear Channel Worldwide Holdings,
Inc.
7.500% due 06/01/29 (Þ) 1,900 1,663
Cleveland-Cliffs, Inc.
7.000% due 03/15/32 (Þ) 5,300 5,204
Cogent Communications Group, Inc.
/ Cogent Communications Finance,
Inc.
Series 144A
7.000% due 06/15/27 (Þ) 2,400 2,403
CommScope , Inc.
7.125% due 07/01/28 (Þ) 2,000 1,756
Concenta Escrow Issuer Corp.
6.875% due 07/15/32 (Þ) 3,800 3,886
Constellium SE
3.750% due 04/15/29 (Þ) 3,500 3,168
Series 144A
6.375% due 08/15/32 (Þ) 3,100 3,010
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 (Þ) 2,400 1,914
Coty, Inc.
6.625% due 07/15/30 (Þ) 2,700 2,738
CSC Holdings LLC
3.375% due 02/15/31 (Þ) 4,800 3,384
DaVita, Inc.
4.625% due 06/01/30 (Þ) 6,400 5,878
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
5.875% due 08/15/27 (Þ) 3,600 3,503
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 (Þ) 5,900 4,778
Dream Finders Homes, Inc.
8.250% due 08/15/28 (Þ) 2,700 2,806
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 1,200 1,123
Element Solutions, Inc.
3.875% due 09/01/28 (Þ) 3,300 3,129
Emerald Debt Merger Sub LLC
6.625% due 12/15/30 (Þ) 4,800 4,806
Encore Capital Group, Inc.
9.250% due 04/01/29 (Þ) 1,300 1,385
8.500% due 05/15/30 (Þ) 2,600 2,739
Endo Finance Holdings, Inc.
8.500% due 04/15/31 (Þ) 4,400 4,656

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
4 Venerable High Yield Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Energizer Holdings, Inc.
4.375% due 03/31/29 (Þ) 3,300 3,063
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 2,800 2,856
EquipmentShare.com, Inc.
9.000% due 05/15/28 (Þ) 4,100 4,250
8.625% due 05/15/32 (Þ) 1,500 1,568
Esab Corp.
6.250% due 04/15/29 (Þ) 2,000 2,026
Evergreen Acqco 1, LP / TVI, Inc.
9.750% due 04/26/28 (Þ) 1,400 1,472
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 (Þ) 1,200 1,111
6.750% due 01/15/30 (Þ) 4,800 4,426
First Student Bidco , Inc.
4.000% due 07/31/29 (Þ) 2,000 1,835
FirstCash , Inc.
4.625% due 09/01/28 (Þ) 500 474
6.875% due 03/01/32 (Þ) 3,700 3,714
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 (Þ) 5,600 5,704
Freedom Mortgage Holdings LLC
9.250% due 02/01/29 (Þ) 4,200 4,333
Garden Spinco Corp.
8.625% due 07/20/30 (Þ) 4,300 4,612
Garrett Motion Holdings, Inc. / Garrett
LX I SARL
7.750% due 05/31/32 (Þ) 1,500 1,520
Gartner, Inc.
4.500% due 07/01/28 (Þ) 1,300 1,266
Gates Corp.
6.875% due 07/01/29 (Þ) 4,500 4,579
Glatfelter Corp.
4.750% due 11/15/29 (Þ) 1,500 1,333
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 4,100 3,746
GPD Cos., Inc.
10.125% due 04/01/26 (Þ) 4,700 4,613
Graham Packaging Co., Inc.
7.125% due 08/15/28 (Þ) 1,300 1,281
Grand Canyon University
5.125% due 10/01/28 5,700 5,353
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 1,400 1,306
Hanesbrands, Inc.
9.000% due 02/15/31 (Þ) 1,700 1,813
Herc Holdings, Inc.
6.625% due 06/15/29 (Þ) 2,600 2,632
Hess Midstream Operations, LP
6.500% due 06/01/29 (Þ) 1,700 1,720
Hillenbrand, Inc.
6.250% due 02/15/29 1,800 1,801
HUB International, Ltd.
7.250% due 06/15/30 (Þ) 1,700 1,743
Iron Mountain, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 02/15/29 (Þ) 2,400 2,453
5.625% due 07/15/32 (Þ) 4,800 4,585
Jane Street Group / JSG Finance, Inc.
4.500% due 11/15/29 (Þ) 900 840
6.125% due 11/01/32 (Þ) 2,300 2,274
Jefferson Capital Holdings LLC
9.500% due 02/15/29 (Þ) 3,200 3,384
Kinetik Holdings, LP
5.875% due 06/15/30 (Þ) 2,600 2,559
Kodiak Gas Services, Inc.
7.250% due 02/15/29 (Þ) 2,600 2,652
Kraken Oil & Gas Partners LLC
7.625% due 08/15/29 (Þ) 5,500 5,296
Leeward Renewable Energy Operations
LLC
4.250% due 07/01/29 (Þ) 4,600 4,207
LGI Homes, Inc.
8.750% due 12/15/28 (Þ) 2,400 2,512
Martin Midstream Partners, LP / Martin
Midstream Finance Corp.
11.500% due 02/15/28 (Þ) 2,600 2,831
Matador Resources Co.
6.500% due 04/15/32 (Þ) 4,600 4,542
6.250% due 04/15/33 (Þ) 3,600 3,500
Mauser Packaging Solutions Holding
Co.
9.250% due 04/15/27 (Þ) 900 912
McAfee Corp.
7.375% due 02/15/30 (Þ) 4,900 4,769
McGraw-Hill Education, Inc.
7.375% due 09/01/31 (Þ) 4,600 4,709
Miter Brands Acquisition Holdco, Inc. /
MIWD Borrower LLC
6.750% due 04/01/32 (Þ) 4,100 4,122
MPH Acquisition Holdings LLC
5.750% due 11/01/28 (Þ) 4,200 2,735
Nabors Industries, Inc.
7.375% due 05/15/27 (Þ) 1,500 1,499
9.125% due 01/31/30 (Þ) 2,000 2,032
8.875% due 08/15/31 (Þ) 2,400 2,229
Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/31 (Þ) 5,500 5,255
NCL Corp., Ltd.
5.875% due 03/15/26 (Þ) 1,300 1,299
7.750% due 02/15/29 (Þ) 2,000 2,100
Novelis Corp.
4.750% due 01/30/30 (Þ) 3,500 3,245
NRG Energy, Inc.
5.750% due 07/15/29 (Þ) 2,000 1,963
OneMain Finance Corp.
9.000% due 01/15/29 3,900 4,135
7.125% due 11/15/31 1,400 1,426
OneSky Flight LLC
8.875% due 12/15/29 (Þ) 1,075 1,079
Outfront Media Capital LLC / Outfront
Media Capital Corp.
4.625% due 03/15/30 (Þ) 3,700 3,416

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 02/15/31 (Þ) 1,700 1,777
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 (Þ) 2,100 2,047
Pactiv Evergreen Group Issuer, Inc. /
Pactiv Evergreen Group Issuer LLC
4.000% due 10/15/27 (Þ) 2,400 2,383
PBF Holding Co. LLC / PBF Finance
Corp.
Series WI
6.000% due 02/15/28 500 480
Pebblebrook Hotel, LP / PEB Finance
Corp.
6.375% due 10/15/29 (Þ) 700 690
PHH Escrow Issuer LLC
9.875% due 11/01/29 (Þ) 3,200 3,214
PMHC II, Inc.
9.000% due 02/15/30 (Þ) 4,100 3,785
Post Holdings, Inc.
6.250% due 02/15/32 (Þ) 1,100 1,092
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 300 308
5.000% due 10/01/29 (Þ) 3,700 3,389
8.875% due 01/31/30 (Þ) 1,400 1,453
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
3.375% due 08/31/27 (Þ) 4,000 3,738
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 3,000 2,876
Rain Carbon, Inc.
12.250% due 09/01/29 (Þ) 4,500 4,759
RHP Hotel Properties, LP
7.250% due 07/15/28 (Þ) 2,200 2,256
6.500% due 04/01/32 (Þ) 2,800 2,813
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.625% due 03/01/29 (Þ) 3,400 3,072
Rockie Bros Holdings, Inc.
6.500% due 02/15/29 (Þ) 1,400 1,313
Royal Caribbean Cruises, Ltd.
6.000% due 02/01/33 (Þ) 5,500 5,487
RR Donnelley & Sons Co.
9.500% due 08/01/29 (Þ) 5,650 5,739
Six Flags Entertainment Corp.
6.625% due 05/01/32 (Þ) 3,700 3,748
Smyrna Ready Mix Concrete LLC
8.875% due 11/15/31 (Þ) 3,900 4,090
Standard Building Solutions, Inc.
6.500% due 08/15/32 (Þ) 4,900 4,913
Station Casinos LLC
4.500% due 02/15/28 (Þ) 4,400 4,179
StoneX Group, Inc.
7.875% due 03/01/31 (Þ) 5,100 5,331
Sunoco, LP
7.250% due 05/01/32 (Þ) 1,700 1,756
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 3,500 3,729
Tenet Healthcare Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 10/01/28 1,700 1,698
6.125% due 06/15/30 2,600 2,584
6.750% due 05/15/31 1,500 1,515
Terex Corp.
6.250% due 10/15/32 (Þ) 1,300 1,276
Tranocean Aquila, Ltd.
8.000% due 09/30/28 (Þ) 1,180 1,207
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 700 714
Transocean, Inc.
8.250% due 05/15/29 (Þ) 600 589
8.750% due 02/15/30 (Þ) 1,105 1,140
6.800% due 03/15/38 800 650
Tri Painte Homes, Inc.
5.700% due 06/15/28 1,500 1,488
TTM Technologies, Inc.
4.000% due 03/01/29 (Þ) 5,000 4,638
United Airlines, Inc.
Series 144A
4.375% due 04/15/26 (Þ) 3,100 3,047
United Rentals NA, Inc.
5.500% due 05/15/27 1,300 1,293
6.125% due 03/15/34 (Þ) 6,100 6,054
US Foods, Inc.
7.250% due 01/15/32 (Þ) 1,500 1,548
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 1,700 1,562
4.125% due 08/15/31 (Þ) 1,400 1,256
Venture Global LNG, Inc.
9.500% due 02/01/29 (Þ) 2,400 2,652
8.375% due 06/01/31 (Þ) 2,100 2,190
Series 144A
8.125% due 06/01/28 (Þ) 1,500 1,560
Veritiv Operating Co.
10.500% due 11/30/30 (Þ) 950 1,024
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 3,100 2,926
VICI Properties, Inc.
3.875% due 02/15/29 (Þ) 3,600 3,393
Viking Cruises, Ltd.
5.875% due 09/15/27 (Þ) 1,100 1,092
9.125% due 07/15/31 (Þ) 900 967
Series 144A
7.000% due 02/15/29 (Þ) 2,900 2,910
Viper Energy, Ltd.
5.375% due 11/01/27 (Þ) 1,300 1,281
7.375% due 11/01/31 (Þ) 2,100 2,201
Vistra Operations Co. LLC
5.500% due 09/01/26 (Þ) 3,100 3,093
7.750% due 10/15/31 (Þ) 3,700 3,876
Vital Energy, Inc.
9.750% due 10/15/30 2,900 3,058
VM Consolidated, Inc.
5.500% due 04/15/29 (Þ) 6,100 5,902
Watco Cos. LLC / Watco Finance Corp.

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
6 Venerable High Yield Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 08/01/32 (Þ) 5,900 6,085
Wayfair LLC
7.250% due 10/31/29 (Þ) 800 800
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 1,500 1,550
Weekly Homes LLC / Weekley Finance
Corp.
4.875% due 09/15/28 (Þ) 1,600 1,525
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.125% due 02/15/31 (Þ) 4,000 4,161
XHR, LP
6.625% due 05/15/30 (Þ) 800 803
XPO, Inc.
7.125% due 02/01/32 (Þ) 4,100 4,198
Zebra Technologies Corp.
6.500% due 06/01/32 (Þ) 3,200 3,244
488,595
International Debt - 14.4%
1011778 BC ULC / New Red Finance,
Inc.
6.125% due 06/15/29 (Þ) 3,100 3,111
Atlantica Sustainable Infrastructure
PLC
4.125% due 06/15/28 (Þ) 2,800 2,646
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 3,000 2,776
Banjay Entertainment SAS
8.125% due 05/01/29 (Þ) 3,900 4,038
Bombardier, Inc.
7.000% due 06/01/32 (Þ) 4,400 4,475
Calderys Financing LLC
11.250% due 06/01/28 (Þ) 3,200 3,430
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
6.375% due 02/15/32 (Þ) 1,100 1,094
Cerdia Finanz GMBH
9.375% due 10/03/31 (Þ) 1,900 1,981
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 3,000 2,730
Consolidated Energy Finance SA
Series 144A
5.625% due 10/15/28 (Þ) 700 571
Coronado Finance Pty, Ltd.
9.250% due 10/01/29 (Þ) 1,100 1,122
GGAM Finance, Ltd.
8.000% due 06/15/28 (Þ) 1,700 1,785
Great Canadian Gaming Corp.
8.750% due 11/15/29 (Þ) 3,000 3,083
Grifols Escrow Issuer SA
Series 144A
4.750% due 10/15/28 (Þ) 4,300 3,953
Harbour Energy PLC
5.500% due 10/15/26 (Þ) 5,000 4,967
IHO Verwaltungs GmbH
7.750% due 11/15/30 (Þ) 800 800
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 11/15/32 (Þ) 900 905
Iliad Holding SASU
7.000% due 04/15/32 (Þ) 3,775 3,800
Intelligent Packaging, Ltd.
6.000% due 09/15/28 (Þ) 1,300 1,279
Jaguar Land Rover Automotive PLC
5.500% due 07/15/29 (Þ) 3,500 3,416
Jones Deslauriers Insurance
Management, Inc.
10.500% due 12/15/30 (Þ) 3,300 3,562
Kedrion SpA
6.500% due 09/01/29 (Þ) 5,900 5,540
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 1,900 1,957
6.500% due 03/26/31 (Þ) 1,700 1,753
Northriver Midstream Finance, LP
6.750% due 07/15/32 (Þ) 3,500 3,526
Primo Water Holdings, Inc.
4.375% due 04/30/29 (Þ) 300 279
Ritchie Bros Holdings, Inc.
6.750% due 03/15/28 (Þ) 800 817
Trivium Packaging Finance BV
5.500% due 08/15/26 (Þ) 1,700 1,677
Wrangler Holdco Corp.
6.625% due 04/01/32 (Þ) 6,000 6,108
Zegona Finance PLC
8.625% due 07/15/29 (Þ) 4,500 4,787
ZF NA Capital, Inc.
6.875% due 04/23/32 (Þ) 4,000 3,798
85,766
Total Long-Term Fixed Income
Investments
(cost $582,221) 574,361
Preferred Stocks - 0.1%
Consumer Discretionary - 0.1%
Boeing Co. (The)
6.000% due 10/15/27 11,000 670
Total Preferred Stocks
(cost $550) 670
Short-Term Investments - 1.9%
EnLink Midstream Partners, LP
4.150% due 06/01/25 4,000 3,979
Federal Home Loan Banks
4.540% due 01/02/25 (ž) 7,060 7,058
Rain CII Carbon LLC / CII Carbon
Corp.
7.250% due 04/01/25 (Þ) 700 699
Total Short-Term Investments
(cost $11,737) 11,736

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 98.2%
(identified cost $594,508) 586,767
Other Assets and Liabilities,
Net - 1.8%
10,538
Net Assets - 100.0%
597,305

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
8 Venerable High Yield Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient Total % of Net Assets
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 488,595 $ —
$ —
$ 488,595 81 .8
International Debt — 85,766 —
—
85,766 14 .4
Preferred Stocks 670 — — — 670 0 .1
Short-Term Investments — 11,736 — — 11,736 1 .9
Total Investments $ 670 $ 586,097 $ — $ — $ 586,767 98 .2
Other Assets and Liabilities, Net
1 .8
100 .0
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
1,122 0 .2
Canada ................................................................................................
29,016 4 .8
France .................................................................................................
11,268 1 .9
Germany .............................................................................................
7,484 1 .2
Ireland ................................................................................................
1,785 0 .3
Italy ....................................................................................................
5,540 0 .9
Netherlands ........................................................................................
1,677 0 .3
Spain ..................................................................................................
6,599 1 .1
Switzerland ........................................................................................
571 0 .1
United Kingdom .................................................................................
20,704 3 .5
United States ......................................................................................
501,001 83 .9
Total Investments ............................................................................... 586,767

Venerable Variable Insurance Trust
Venerable High Yield Fund
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 9
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 594,508
Investments, at fair value .............................................................................................................................................................
586,767
Cash .............................................................................................................................................................................................. 969
Receivables:
Dividends and interest ...................................................................................................................................................... 10,878
Fund shares sold ............................................................................................................................................................... 314
Prepaid expenses .......................................................................................................................................................................... 6
Total assets ...............................................................................................................................................................
598,934
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,196
Accrued fees to affiliates .................................................................................................................................................. 377
Other accrued expenses .................................................................................................................................................... 56
Total liabilities ...........................................................................................................................................................
1,629
Net Assets ...............................................................................................................................................................
$ 597,305

Venerable Variable Insurance Trust
Venerable High Yield Fund
See accompanying notes which are an integral part of the financial statements.
10 Venerable High Yield Fund
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (4,66 6 )
Paid-in capital ..............................................................................................................................................................................
601 , 97 1
Net Assets ...............................................................................................................................................................
$ 597 , 305
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 9.92
Class I — Net assets ............................................................................................................................................................ $ 477 , 090 , 370
Class I — Shares outstanding ............................................................................................................................................. 48 ,07 1 , 964
Net asset value per share: Class V (#) .......................................................................................................................................... $ 9 . 93
Class V — Net assets ........................................................................................................................................................... $ 120,214,756
Class V — Shares outstanding ............................................................................................................................................. 12,112,044
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable High Yield Fund
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 11
Statement of Operations — For the Period Ended December 31, 2024
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 7
Interest .............................................................................................................................................................................. 12,780
Total investment income ..............................................................................................................................................................
12,787
Expenses
Advisory fees ................................................................................................................................................................... 1,248
Administrative fees .......................................................................................................................................................... 230
Distribution fees - Class V ............................................................................................................................................... 116
Professional fees .............................................................................................................................................................. 7 3
Trustees’ fees .................................................................................................................................................................... 14
Printing fees ..................................................................................................................................................................... 13
Miscellaneous .................................................................................................................................................................. 1 3
Expenses before reductions .............................................................................................................................................. 1,707
Expense reductions .......................................................................................................................................................... (202)
Net expenses ................................................................................................................................................................................
1,505
Net investment income (loss) .......................................................................................................................................................
11,282
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (370)
Net realized gain (loss) ................................................................................................................................................................
(370)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (7,741)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (7,741)
Net realized and unrealized gain (loss) ........................................................................................................................................ (8,111)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 3,171
(1)     For the period September 4, 2024 (commencement of operations) to December 31, 2024.

Venerable Variable Insurance Trust
Venerable High Yield Fund
See accompanying notes which are an integral part of the financial statements.
12 Venerable High Yield Fund
Statement of Changes in Net Assets
Amounts in thousands
For the Period Ended
December 31, 2024
(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 11,282
Net realized gain (loss) ....................................................................................................................... (370)
Net change in unrealized appreciation (depreciation) ........................................................................ (7,741)
Net increase (decrease) in net assets from operations .............................................................................. 3,171
Distributions
To shareholders
Class I ........................................................................................................................................... ( 6 , 246 )
Class V .......................................................................................................................................... (1,591)
Net decrease in net assets from distributions ............................................................................................ (7,837)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 601,971
Total Net Increase (Decrease) in Net Assets ........................................................................
597,305
Net Assets
Beginning of period .................................................................................................................................. —
End of period .............................................................................................................................................
$ 597,305
* Share transaction amounts (in thousands) for the period ended December 31, 2024 were as follows:
2024
(1)
Shares Dollars
Class I
Proceeds from shares sold 50,320 $ 503,278
Proceeds from reinvestment of distributions 627 6,246
Payments for shares redeemed (2,875) (28,683)
Net increase (decrease)
48,072 480,841
Class V
Proceeds from shares sold 12,969 129,699
Proceeds from reinvestment of distributions 160 1,591
Payments for shares redeemed (1,017) (10,160)
Net increase (decrease)
12,112 121,130
Total increase (decrease)
60,184 $ 601,971
(1) For the period September 4, 2024 (commencement of operations) to December 31, 2024.

Venerable Variable Insurance Trust
Venerable High Yield Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
14 Venerable High Yield Fund
For a Share Outstanding Throughout the Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class I
December 31, 2024( ſ) 10.00 .19 (.14) .05 (.13) (.13)
Class V
December 31, 2024( ſ) 10.00 .19 (.13) .06 (.13) (.13)

See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 15
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ∆ )
%
Ratio of Expenses
to Average
Net Assets,
Net
( ∆ ) (Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
( ∆ ) (Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
9.92 .47 477,090 .8 3 .80 1.8 3 7
9.93 .59 120,215 1.13 .72 1.8 5 7

Venerable Variable Insurance Trust
Venerable High Yield Fund
Notes to Financial Statements — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
16 Venerable High Yield Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Federal Income Taxes
At December 31, 2024 , the cost of investments, net unrealized appreciation (depreciation) and components of distributable earnings for income tax purposes were as follows:
For the period ended December 31, 2024, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to net operating loss write-offs, nondeductible expenses, deemed distributions on shareholder redemptions and/or gains and losses on securities redeemed in-kind. These adjustments have no impact on the net assets.
At December 31, 2024, there were no adjustments made to the Statement of Assets and Liabilities.
Advisory fees $ 335,207
Administrative fees 37,412
Trustees’ fees 3,891
$ 376,510
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 594, 614 , 825 $ 2, 501 , 425 $ (10, 349 , 2 88 ) $ ( 7 , 847 , 863 ) $ 3,562,593 $ (380,894)
December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 7,836,514 $ — $ —

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.0%
Consumer Discretionary - 14.6%
Amazon.com, Inc.(Æ) 624,977 137,114
AutoZone, Inc.(Æ) 1,129 3,615
Axon Enterprise, Inc.(Æ) 4,831 2,871
Best Buy Co., Inc. 13,372 1,147
BorgWarner, Inc. 15,518 493
Caesars Entertainment, Inc.(Æ) 14,731 492
CarMax, Inc.(Æ) 10,634 869
Carnival Corp.(Æ) 68,851 1,716
Charter Communications, Inc. Class A(Æ) 6,451 2,211
Chipotle Mexican Grill, Inc. Class A(Æ) 90,966 5,485
Comcast Corp. Class A 254,794 9,562
Costco Wholesale Corp. 29,565 27,090
Darden Restaurants, Inc. 7,848 1,465
Deckers Outdoor Corp.(Æ) 10,143 2,060
Dollar General Corp. 14,679 1,113
Dollar Tree, Inc.(Æ) 13,491 1,011
Domino's Pizza, Inc. 2,306 968
DR Horton, Inc. 19,469 2,722
eBay, Inc. 31,971 1,981
Expedia Group, Inc.(Æ) 8,196 1,527
FactSet Research Systems, Inc. 2,592 1,245
Ford Motor Co. 260,591 2,580
Fox Corp. Class A 14,763 717
Fox Corp. Class B 8,988 411
Garmin, Ltd. 10,256 2,115
General Motors Co. 73,416 3,911
Genuine Parts Co. 9,492 1,108
Hasbro, Inc. 8,924 499
Hilton Worldwide Holdings, Inc. 16,275 4,023
Home Depot, Inc. (The) 66,312 25,795
Hubbell, Inc. Class B 3,658 1,532
Interpublic Group of Cos., Inc. (The) 25,588 717
Las Vegas Sands Corp. 23,242 1,194
Lennar Corp. Class A 15,943 2,174
Live Nation Entertainment, Inc.(Æ) 10,185 1,319
Lowe's Cos., Inc. 37,879 9,349
Lululemon Athletica, Inc.(Æ) 7,536 2,882
Marriott International, Inc. Class A 15,391 4,293
McDonald's Corp. 47,842 13,869
MGM Resorts International(Æ) 15,852 549
Netflix, Inc. Class B(Æ) 28,537 25,436
News Corp. Class A 25,770 710
News Corp. Class B 7,647 233
Nike, Inc. Class B 79,505 6,016
Norwegian Cruise Line Holdings, Ltd.(Æ) 29,966 771
NVR, Inc.(Æ) 214 1,750
Omnicom Group, Inc. 13,329 1,147
O'Reilly Automotive, Inc.(Æ) 3,850 4,565
Paramount Global Class B 35,348 370
PulteGroup, Inc. 13,979 1,522
Ralph Lauren Corp. Class A 2,792 645
Raytheon Technologies Corp. 88,858 10,283
Ross Stores, Inc. 22,138 3,349
Royal Caribbean Cruises, Ltd. 16,513 3,809
Starbucks Corp. 75,664 6,904
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tapestry, Inc. 15,685 1,025
Target Corp. 30,754 4,157
Tesla, Inc.(Æ) 186,421 75,284
TJX Cos., Inc. (The) 75,312 9,098
Tractor Supply Co. 35,650 1,892
Ulta Beauty, Inc.(Æ) 3,143 1,367
Walmart, Inc. 289,795 26,183
Walt Disney Co. (The) 120,887 13,461
Warner Bros Discovery, Inc.(Æ) 152,008 1,607
Wynn Resorts, Ltd. 6,360 548
Yum! Brands, Inc. 18,631 2,500
490,426
Consumer Staples - 3.8%
Altria Group, Inc. 113,145 5,916
Archer-Daniels-Midland Co. 31,915 1,612
Brown-Forman Corp. Class B 12,800 486
Bunge, Ltd. 9,651 750
Campbell Soup Co. 13,420 562
Church & Dwight Co., Inc. 16,351 1,712
Clorox Co. (The) 8,439 1,371
Coca-Cola Co. (The) 258,807 16,114
Colgate-Palmolive Co. 54,544 4,959
Conagra Brands, Inc. 32,637 906
Constellation Brands, Inc. Class A 10,423 2,303
CVS Health Corp. 84,707 3,802
Estee Lauder Cos., Inc. (The) Class A 15,585 1,169
General Mills, Inc. 37,063 2,364
Hershey Co. (The) 9,864 1,670
Hormel Foods Corp. 19,798 621
JM Smucker Co. (The) 7,251 798
Kellanova 18,277 1,480
Kenvue, Inc. 129,002 2,754
Keurig Dr Pepper, Inc. 73,058 2,347
Kimberly-Clark Corp. 22,259 2,917
Kraft Heinz Co. (The) 58,927 1,810
Kroger Co. (The) 44,436 2,717
McCormick & Co., Inc. 17,169 1,309
Molson Coors Beverage Co. Class B 12,135 696
Mondelez International, Inc. Class A 89,256 5,331
Monster Beverage Corp.(Æ) 46,737 2,456
PepsiCo, Inc. 91,587 13,927
Philip Morris International, Inc. 103,800 12,492
Procter & Gamble Co. (The) 157,221 26,359
Sysco Corp. 32,794 2,507
Tyson Foods, Inc. Class A 19,473 1,119
Walgreens Boots Alliance, Inc. 48,809 455
127,791
Energy - 3.2%
Baker Hughes Co. 66,061 2,710
Chevron Corp. 111,580 16,161
Coterra Energy, Inc. 50,375 1,287
Devon Energy Corp. 42,678 1,397
Diamondback Energy, Inc. 12,470 2,043
Eaton Corp. PLC 26,384 8,756

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
18 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enphase Energy, Inc.(Æ) 9,225 634
EOG Resources, Inc. 37,554 4,603
EQT Corp. 40,466 1,866
Exxon Mobil Corp. 293,441 31,565
First Solar, Inc.(Æ) 7,279 1,283
Halliburton Co. 58,660 1,595
Hess Corp. 18,452 2,454
Kinder Morgan, Inc. 130,014 3,562
Marathon Petroleum Corp. 21,454 2,993
Occidental Petroleum Corp. 45,099 2,228
ONEOK, Inc. 39,334 3,949
Phillips 66 27,571 3,141
Schlumberger NV 94,288 3,615
Targa Resources Corp. 14,558 2,599
Texas Pacific Land Corp. 1,277 1,412
Valero Energy Corp. 21,135 2,591
Williams Cos., Inc. (The) 81,388 4,405
106,849
Financial Services - 14.3%
Aflac, Inc. 33,378 3,453
Alexandria Real Estate Equities, Inc.(ö) 10,607 1,035
Allstate Corp. (The) 17,782 3,428
American Express Co. 37,153 11,027
American International Group, Inc. 41,643 3,032
American Tower Corp.(ö) 31,196 5,722
Ameriprise Financial, Inc. 6,477 3,449
Aon PLC Class A 14,438 5,186
Apollo Global Management, Inc. 29,837 4,928
Arch Capital Group, Ltd. 25,003 2,309
Arthur J Gallagher & Co. 16,702 4,741
Assurant, Inc. 3,529 752
AvalonBay Communities, Inc.(ö) 9,484 2,086
Bank of America Corp. 445,595 19,584
Bank of New York Mellon Corp. (The) 48,540 3,729
Berkshire Hathaway, Inc. Class B(Æ) 122,337 55,452
BlackRock, Inc. 9,719 9,963
Blackstone, Inc. Class A 48,212 8,313
Brown & Brown, Inc. 16,130 1,646
BXP, Inc.(ö) 9,899 736
Camden Property Trust(ö) 7,265 843
Capital One Financial Corp. 25,475 4,543
Cboe Global Markets, Inc. 7,124 1,392
CBRE Group, Inc. Class A(Æ) 20,081 2,636
Charles Schwab Corp. (The) 99,793 7,386
Chubb, Ltd. 25,027 6,915
Cincinnati Financial Corp. 10,638 1,529
Citigroup, Inc. 126,251 8,887
Citizens Financial Group, Inc. 29,421 1,287
CME Group, Inc. Class A 24,052 5,586
Crown Castle, Inc.(ö) 29,266 2,656
Digital Realty Trust, Inc.(ö) 20,727 3,676
Discover Financial Services 16,909 2,929
Equinix, Inc.(ö) 6,392 6,027
Equity Residential(ö) 23,244 1,668
Erie Indemnity Co. Class A 1,661 685
Essex Property Trust, Inc.(ö) 4,375 1,249
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Everest Re Group, Ltd. 2,949 1,069
Extra Space Storage, Inc.(ö) 14,152 2,117
Federal Realty Investment Trust(ö) 5,126 574
Fifth Third Bancorp 44,771 1,893
Franklin Resources, Inc. 21,442 435
Globe Life, Inc. 5,605 625
Goldman Sachs Group, Inc. (The) 20,957 12,000
Hartford Financial Services Group, Inc.
(The) 19,353 2,117
Healthpeak Properties, Inc.(ö) 46,695 947
Host Hotels & Resorts, Inc.(ö) 47,842 838
Huntington Bancshares, Inc. 98,922 1,609
Intercontinental Exchange, Inc. 38,332 5,712
Invesco, Ltd. 30,658 536
Invitation Homes, Inc.(ö) 38,808 1,241
Iron Mountain, Inc.(ö) 19,592 2,059
JPMorgan Chase & Co. 188,008 45,066
KeyCorp 63,230 1,084
Kimco Realty Corp.(ö) 45,926 1,076
KKR & Co., Inc. Class A 45,065 6,666
Loews Corp. 12,413 1,051
M&T Bank Corp. 11,077 2,083
Marsh & McLennan Cos., Inc. 32,787 6,964
MasterCard, Inc. Class A 54,717 28,811
MetLife, Inc. 38,830 3,179
Mid-America Apartment Communities, Inc.
(ö) 7,963 1,231
Morgan Stanley 82,815 10,412
Nasdaq, Inc. 27,624 2,136
Northern Trust Corp. 13,230 1,356
PNC Financial Services Group, Inc. (The) 26,489 5,108
Principal Financial Group, Inc. 14,050 1,088
Progressive Corp. (The) 39,109 9,371
Prologis, Inc.(ö) 61,840 6,536
Prudential Financial, Inc. 24,038 2,849
Public Storage(ö) 10,608 3,176
Raymond James Financial, Inc. 12,215 1,897
Realty Income Corp.(ö) 58,648 3,132
Regency Centers Corp.(ö) 11,123 822
Regions Financial Corp. 60,688 1,427
SBA Communications Corp.(ö) 7,319 1,492
Simon Property Group, Inc.(ö) 20,639 3,554
State Street Corp. 19,565 1,920
Synchrony Financial 25,993 1,690
T Rowe Price Group, Inc. 14,830 1,677
Travelers Cos., Inc. (The) 15,156 3,651
Truist Financial Corp. 88,625 3,845
UDR, Inc.(ö) 20,731 900
US Bancorp 104,146 4,981
Ventas, Inc.(ö) 28,147 1,658
VICI Properties, Inc.(ö) 71,341 2,084
Visa, Inc. Class A 115,367 36,460
Wells Fargo & Co. 222,275 15,613
Welltower, Inc.(ö) 38,972 4,912
Weyerhaeuser Co.(ö) 49,550 1,395
Willis Towers Watson PLC 6,726 2,107

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WR Berkley Corp. 20,482 1,199
479,896
Health Care - 9.8%
Abbott Laboratories 115,791 13,097
AbbVie, Inc. 117,866 20,945
Agilent Technologies, Inc. 19,182 2,577
Align Technology, Inc.(Æ) 4,780 997
Amgen, Inc. 35,885 9,353
Baxter International, Inc. 34,088 994
Becton Dickinson & Co. 19,297 4,378
Biogen, Inc.(Æ) 9,902 1,514
Bio-Techne Corp. 10,723 772
Boston Scientific Corp.(Æ) 98,392 8,788
Bristol-Myers Squibb Co. 135,400 7,658
Cardinal Health, Inc. 16,160 1,911
Cencora, Inc. Class A 11,837 2,660
Centene Corp.(Æ) 33,691 2,041
Charles River Laboratories International,
Inc.(Æ) 3,518 649
Cigna Group (The) 18,570 5,128
Cooper Cos, Inc. (The)(Æ) 13,559 1,246
Danaher Corp. 42,911 9,850
DaVita, Inc.(Æ) 3,169 474
DexCom, Inc.(Æ) 26,081 2,028
Edwards Lifesciences Corp.(Æ) 39,375 2,915
Elevance Health, Inc. 15,484 5,712
Eli Lilly & Co. 52,676 40,665
GE HealthCare Technologies, Inc. 30,354 2,373
Gilead Sciences, Inc. 83,200 7,685
HCA Healthcare, Inc. 12,176 3,655
Henry Schein, Inc.(Æ) 8,629 597
Hologic, Inc.(Æ) 15,822 1,141
Humana, Inc. 8,039 2,040
IDEXX Laboratories, Inc.(Æ) 5,462 2,258
Incyte Corp.(Æ) 10,891 752
Insulet Corp.(Æ) 4,775 1,247
Intuitive Surgical, Inc.(Æ) 23,774 12,409
IQVIA Holdings, Inc.(Æ) 11,511 2,262
Johnson & Johnson 160,732 23,245
Labcorp Holdings, Inc. 5,721 1,312
McKesson Corp. 8,476 4,831
Medtronic PLC 85,617 6,839
Merck & Co., Inc. 168,894 16,802
Moderna, Inc.(Æ) 23,040 958
Molina Healthcare, Inc.(Æ) 3,819 1,112
Pfizer, Inc. 378,386 10,039
Quest Diagnostics, Inc. 7,584 1,144
Regeneron Pharmaceuticals, Inc.(Æ) 7,028 5,006
ResMed, Inc. 9,800 2,241
Revvity, Inc. 8,413 939
Solventum Corp.(Æ) 9,414 622
STERIS PLC 6,719 1,381
Stryker Corp. 22,905 8,247
Teleflex, Inc. 3,210 571
Thermo Fisher Scientific, Inc. 25,536 13,285
UnitedHealth Group, Inc. 61,438 31,079
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Health Services, Inc. Class B 3,920 703
Vertex Pharmaceuticals, Inc.(Æ) 17,193 6,924
Viatris, Inc. 81,279 1,012
Waters Corp.(Æ) 4,045 1,501
West Pharmaceutical Services, Inc. 4,835 1,584
Zimmer Biomet Holdings, Inc. 13,291 1,404
Zoetis, Inc. Class A 30,120 4,907
330,459
Materials and Processing - 2.9%
Air Products & Chemicals, Inc. 14,842 4,305
Albemarle Corp. 8,004 689
Amcor PLC 99,828 939
Ball Corp. 19,921 1,098
Builders FirstSource, Inc.(Æ) 7,683 1,098
Carrier Global Corp. 55,706 3,802
Celanese Corp. Class A 7,185 497
CF Industries Holdings, Inc. 11,618 991
Copart, Inc.(Æ) 58,958 3,384
Dow, Inc. 46,744 1,876
DuPont de Nemours, Inc. 27,905 2,128
Eastman Chemical Co. 7,966 727
Ecolab, Inc. 16,825 3,942
Fastenal Co. 38,555 2,772
FMC Corp. 8,508 414
Freeport-McMoRan, Inc. 96,763 3,685
General Electric Co. 72,256 12,051
International Flavors & Fragrances, Inc. 17,418 1,473
International Paper Co. 23,666 1,274
Johnson Controls International PLC 44,987 3,551
Lennox International, Inc. 2,140 1,304
Linde PLC 31,771 13,301
LKQ Corp. 17,931 659
LyondellBasell Industries NV Class A 17,714 1,316
Martin Marietta Materials, Inc. 4,081 2,108
Masco Corp. 14,404 1,045
Mohawk Industries, Inc.(Æ) 3,569 425
Mosaic Co. (The) 21,708 534
Newmont Corp. 75,993 2,828
Nucor Corp. 15,677 1,830
Packaging Corp. of America 6,075 1,368
Pool Corp. 2,605 888
PPG Industries, Inc. 15,712 1,877
Sherwin-Williams Co. (The) 15,469 5,258
Smurfit WestRock PLC 33,227 1,790
Steel Dynamics, Inc. 9,448 1,078
Trane Technologies PLC 15,023 5,549
Vulcan Materials Co. 8,817 2,268
96,122
Producer Durables - 7.3%
3M Co. 36,355 4,693
AMETEK, Inc. 15,595 2,811
Amphenol Corp. Class A 80,491 5,590
AO Smith Corp. 8,173 557
Aptiv PLC(Æ) 15,691 949

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
20 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Automatic Data Processing, Inc. 27,193 7,960
Avery Dennison Corp. 5,366 1,004
Boeing Co. (The)(Æ) 49,924 8,837
Caterpillar, Inc. 32,232 11,693
CH Robinson Worldwide, Inc. 7,988 825
Cintas Corp. 22,880 4,180
Corpay, Inc.(Æ) 4,731 1,601
CoStar Group, Inc.(Æ) 27,361 1,959
CSX Corp. 128,760 4,155
Cummins, Inc. 9,230 3,218
Deere & Co. 16,987 7,197
Delta Air Lines, Inc. 42,825 2,591
Dover Corp. 9,159 1,718
Emerson Electric Co. 38,065 4,717
Equifax, Inc. 8,275 2,109
Expeditors International of Washington, Inc. 9,615 1,065
FedEx Corp. 15,006 4,222
Fortive Corp. 23,166 1,737
Gartner, Inc.(Æ) 5,150 2,495
GE Vernova, Inc. 18,403 6,053
Generac Holdings, Inc.(Æ) 4,099 636
General Dynamics Corp. 17,231 4,540
Global Payments, Inc. 16,990 1,904
Honeywell International, Inc. 43,395 9,803
Howmet Aerospace, Inc. 27,122 2,966
Huntington Ingalls Industries, Inc. 2,672 505
IDEX Corp. 5,158 1,080
Illinois Tool Works, Inc. 17,949 4,551
Ingersoll Rand, Inc. 26,905 2,434
Jacobs Solutions, Inc. 8,531 1,140
JB Hunt Transport Services, Inc. 5,317 907
Keysight Technologies, Inc.(Æ) 11,590 1,862
L3Harris Technologies, Inc. 12,776 2,687
Lamb Weston Holdings, Inc. 9,788 654
Lockheed Martin Corp. 14,084 6,844
MarketAxess Holdings, Inc. 2,568 580
Mettler-Toledo International, Inc.(Æ) 1,409 1,724
Moody's Corp. 10,404 4,925
Nordson Corp. 3,704 775
Norfolk Southern Corp. 15,227 3,574
Northrop Grumman Corp. 9,145 4,292
Old Dominion Freight Line, Inc. 12,536 2,211
Otis Worldwide Corp. 26,668 2,470
PACCAR, Inc. 34,976 3,638
Parker-Hannifin Corp. 8,594 5,466
Paychex, Inc. 21,576 3,025
PayPal Holdings, Inc.(Æ) 66,952 5,714
Pentair PLC 11,275 1,135
Quanta Services, Inc. 9,922 3,136
Republic Services, Inc. Class A 13,748 2,766
Rockwell Automation, Inc. 7,537 2,154
Rollins, Inc. 19,137 887
S&P Global, Inc. 21,197 10,558
Snap-on, Inc. 3,590 1,219
Southwest Airlines Co. 40,819 1,372
Stanley Black & Decker, Inc. 10,634 854
Teledyne Technologies, Inc.(Æ) 3,112 1,444
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Textron, Inc. 12,385 947
TransDigm Group, Inc. 3,779 4,789
Trimble, Inc.(Æ) 16,631 1,175
Union Pacific Corp. 40,474 9,230
United Airlines, Inc.(Æ) 21,948 2,131
United Parcel Service, Inc. Class B 48,829 6,157
United Rentals, Inc. 4,381 3,086
Veralto Corp. 16,510 1,682
Verisk Analytics, Inc. Class A 9,419 2,594
W.W. Grainger, Inc. 2,959 3,119
Waste Management, Inc. 24,384 4,920
Westinghouse Air Brake Technologies Corp. 11,476 2,176
Xylem, Inc. 16,219 1,882
Zebra Technologies Corp. Class A(Æ) 3,516 1,358
245,614
Technology - 39.7%
Accenture PLC Class A 41,715 14,675
Adobe, Inc.(Æ) 29,370 13,060
Advanced Micro Devices, Inc.(Æ) 108,320 13,084
Airbnb, Inc. Class A(Æ) 28,888 3,796
Akamai Technologies, Inc.(Æ) 10,023 959
Allegion PLC 5,936 776
Alphabet, Inc. Class A 390,225 73,870
Alphabet, Inc. Class C 317,821 60,526
Analog Devices, Inc. 33,135 7,040
Ansys, Inc.(Æ) 5,835 1,968
Apple, Inc. 1,009,431 252,783
Applied Materials, Inc. 55,014 8,947
Arista Networks, Inc.(Æ) 68,974 7,624
Autodesk, Inc.(Æ) 14,346 4,240
Booking Holdings, Inc. 2,206 10,960
Broadcom, Inc. 311,901 72,311
Broadridge Financial Solutions, Inc. 7,804 1,764
Cadence Design Systems, Inc.(Æ) 18,294 5,497
CDW Corp. 8,895 1,548
Cisco Systems, Inc. 266,081 15,752
Cognizant Technology Solutions Corp.
Class A 33,101 2,545
Corning, Inc. 51,444 2,445
Corteva, Inc. 45,900 2,614
Crowdstrike Holdings, Inc. Class A(Æ) 15,543 5,318
Dayforce, Inc.(Æ) 10,783 783
Dell Technologies, Inc. Class C 20,509 2,363
Electronic Arts, Inc. 15,930 2,331
EPAM Systems, Inc.(Æ) 3,787 885
F5, Inc.(Æ) 3,972 999
Fair Isaac Corp.(Æ) 1,626 3,237
Fidelity National Information Services, Inc. 35,943 2,903
Fiserv, Inc.(Æ) 37,981 7,802
Fortinet, Inc.(Æ) 42,746 4,039
Gen Digital, Inc. 36,201 991
GoDaddy, Inc. Class A(Æ) 9,373 1,850
Hewlett Packard Enterprise Co. 86,719 1,851
HP, Inc. 64,338 2,099
Intel Corp. 287,355 5,761
International Business Machines Corp. 61,737 13,572

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intuit, Inc. 18,701 11,754
Jabil, Inc. 7,534 1,084
Jack Henry & Associates, Inc. 4,966 871
Juniper Networks, Inc. 22,428 840
KLA Corp. 8,919 5,620
Lam Research Corp. 85,899 6,204
Leidos Holdings, Inc. 8,908 1,283
Match Group, Inc. 16,763 548
Meta Platforms, Inc. Class A 145,567 85,231
Microchip Technology, Inc. 35,848 2,056
Micron Technology, Inc. 74,070 6,234
Microsoft Corp. 496,426 209,244
Monolithic Power Systems, Inc. 3,279 1,940
Motorola Solutions, Inc. 11,157 5,157
MSCI, Inc. Class A 5,232 3,139
NetApp, Inc. 13,665 1,586
NVIDIA Corp. 1,638,533 220,040
NXP Semiconductors NV 16,961 3,525
ON Semiconductor Corp.(Æ) 28,431 1,793
Oracle Corp. 107,297 17,880
Palantir Technologies, Inc. Class A(Æ) 136,888 10,353
Palo Alto Networks, Inc.(Æ) 43,596 7,933
Paycom Software, Inc. 3,316 680
PTC, Inc.(Æ) 8,182 1,504
QUALCOMM, Inc. 74,182 11,396
Roper Technologies, Inc. 7,212 3,749
Salesforce, Inc. 63,822 21,338
Seagate Technology Holdings PLC 13,964 1,205
ServiceNow, Inc.(Æ) 13,753 14,580
Skyworks Solutions, Inc. 10,657 945
Super Micro Computer, Inc.(Æ) 33,898 1,033
Synopsys, Inc.(Æ) 10,241 4,971
Take-Two Interactive Software, Inc.(Æ) 10,900 2,006
TE Connectivity PLC 19,972 2,855
Teradyne, Inc. 10,870 1,369
Texas Instruments, Inc. 60,867 11,413
Tyler Technologies, Inc.(Æ) 2,908 1,677
Uber Technologies, Inc.(Æ) 140,564 8,479
VeriSign, Inc.(Æ) 5,513 1,141
Western Digital Corp.(Æ) 22,244 1,326
Workday, Inc. Class A(Æ) 14,219 3,669
1,335,219
Utilities - 3.4%
AES Corp. (The) 48,403 623
Alliant Energy Corp. 17,122 1,013
Ameren Corp. 18,180 1,621
American Electric Power Co., Inc. 35,835 3,305
American Water Works Co., Inc. 13,010 1,620
APA Corp. 25,746 594
AT&T, Inc. 479,130 10,910
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Atmos Energy Corp. 10,576 1,473
CenterPoint Energy, Inc. 44,400 1,409
CMS Energy Corp. 20,352 1,356
ConocoPhillips 86,384 8,567
Consolidated Edison, Inc. 23,127 2,064
Constellation Energy Corp. 20,871 4,669
Dominion Energy, Inc. 56,493 3,043
DTE Energy Co. 13,826 1,669
Duke Energy Corp. 51,571 5,556
Edison International 25,846 2,064
Entergy Corp. 28,632 2,171
Evergy, Inc. 15,659 964
Eversource Energy 24,348 1,398
Exelon Corp. 67,064 2,524
FirstEnergy Corp. 34,912 1,389
NextEra Energy, Inc. 137,285 9,842
NiSource, Inc. 30,979 1,139
NRG Energy, Inc. 13,524 1,220
PG&E Corp. 145,585 2,938
Pinnacle West Capital Corp. 7,737 656
PPL Corp. 50,260 1,631
Public Service Enterprise Group, Inc. 33,548 2,834
Sempra Energy 42,639 3,740
Southern Co. (The) 73,148 6,022
T-Mobile US, Inc. 32,536 7,182
Verizon Communications, Inc. 280,997 11,236
Vistra Corp. 22,714 3,132
WEC Energy Group, Inc. 21,120 1,986
Xcel Energy, Inc. 37,976 2,564
116,124
Total Common Stocks
(cost $3,066,477) 3,328,500
Short-Term Investments - 1.4%
State Street Institutional Liquid Reserves
Fund 47,277,720 47,292
Total Short-Term Investments
(cost $47,292) 47,292
Total Investments - 100.4%
(identified cost $3,113,769) 3,375,792
Other Assets and Liabilities,
Net - (0.4)%
(14,481)
Net Assets - 100.0%
3,361,311

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
22 Venerable Large Cap Index Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 163 USD 48,376 03/25 (1,154)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,154)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient Total % of Net Assets
Common Stocks
Consumer Discretionary $ 490,426 $ — $ —
$ —
$ 490,426 14 .6
Consumer Staples 127,791 — —
—
127,791 3 .8
Energy 106,849 — —
—
106,849 3 .2
Financial Services 479,896 — —
—
479,896 14 .3
Health Care 330,459 — —
—
330,459 9 .8
Materials and Processing 96,122 — —
—
96,122 2 .9
Producer Durables 245,614 — —
—
245,614 7 .3
Technology 1,335,219 — —
—
1,335,219 39 .7
Utilities 116,124 — —
—
116,124 3 .4
Short-Term Investments 47,292 — — — 47,292 1 .4
Total Investments 3,375,792 — — — 3,375,792 100 .4
Other Assets and Liabilities, Net
(0 .4)
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (1,154) — — — (1,154) (—)
*
Total Other Financial Instruments
**
$ (1,154) $ — $ — $ — $ (1,154)
*
Less than .05% of net assets.
**
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 23
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
China ..................................................................................................
3,525 0 .1
Ireland ................................................................................................
14,675 0 .4
Jersey ..................................................................................................
949 — *
Switzerland ........................................................................................
2,855 0 .1
United States ......................................................................................
3,353,788 99 .8
Total Investments ............................................................................... 3,375,792
*
Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
24 Venerable Large Cap Index Fund
Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Notes to Financial Statements
Fair Value of Derivative Instruments — December 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1, 1 54
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,150
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,154)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 25
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 3,113, 769
Investments, at fair value .............................................................................................................................................................
3,375, 792
Cash .............................................................................................................................................................................................. 16
Receivables:
Dividends and interest ...................................................................................................................................................... 2,231
From broker(a) ................................................................................................................................................................. 2 ,4 8 5
Prepaid expenses .......................................................................................................................................................................... 36
Total assets ...............................................................................................................................................................
3,38 0 , 560
Liabilities
Payables:
Investments p urchased ..................................................................................................................................................... 183
Fund shares redeemed ...................................................................................................................................................... 17,34 5
Accrued fees to affiliates .................................................................................................................................................. 1,432
Other accrued expenses .................................................................................................................................................... 102
Variation margin on futures contracts .............................................................................................................................. 1 87
Total liabilities ...........................................................................................................................................................
19 , 249
Net Assets ...............................................................................................................................................................
$ 3,361,311

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
26 Venerable Large Cap Index Fund
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 294,973
Paid-in capital ..............................................................................................................................................................................
3,066,338
Net Assets ...............................................................................................................................................................
$ 3,361,311
(a)   Receivable from Broker for Futures ..................................................................................................................................
$ 2 ,4 8 5
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.90
Class V — Net assets ........................................................................................................................................................... $ 3,361,311,025
Class V — Shares outstanding ............................................................................................................................................. 308,345,890
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 27
Statement of Operations — For the Period Ended December 31, 2024
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 14,867
Interest .............................................................................................................................................................................. 25
Total investment income ..............................................................................................................................................................
14,892
Expenses
Advisory fees ................................................................................................................................................................... 1,617
Administrative fees .......................................................................................................................................................... 1,078
Distribution fees - Class V ............................................................................................................................................... 3,235
Professional fees .............................................................................................................................................................. 1 1 9
Trustees’ fees .................................................................................................................................................................... 73
Printing fees ..................................................................................................................................................................... 69
Miscellaneous .................................................................................................................................................................. 5 6
Expenses before reductions .............................................................................................................................................. 6,247
Expense reductions .......................................................................................................................................................... (748)
Net expenses ................................................................................................................................................................................
5,499
Net investment income (loss) .......................................................................................................................................................
9,393
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 21,561
Futures contracts .............................................................................................................................................................. 3,150
Net realized gain (loss) ................................................................................................................................................................
24,711
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 262,023
Futures contracts .............................................................................................................................................................. (1,154)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 260,869
Net realized and unrealized gain (loss) ........................................................................................................................................ 285,580
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 294,973
(1)     For the period September 4, 2024 (commencement of operations) to December 31, 2024.

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
28 Venerable Large Cap Index Fund
Class V
Statement of Changes in Net Assets
Amounts in thousands
For the Period Ended
December 31, 2024
(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 9,393
Net realized gain (loss) ....................................................................................................................... 24,711
Net change in unrealized appreciation (depreciation) ........................................................................ 260,869
Net increase (decrease) in net assets from operations .............................................................................. 294,973
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 3,066,338
Total Net Increase (Decrease) in Net Assets ........................................................................
3,361,311
Net Assets
Beginning of period .................................................................................................................................. —
End of period .............................................................................................................................................
$ 3,361,311
* Share transaction amounts (in thousands) for the period ended December 31, 2024 were as follows:
2024
(1)
Shares Dollars
Proceeds from shares sold
(2)
333,094 $ 3,332,843
Payments for shares redeemed (24,748) (266,505)
Total increase (decrease)
308,346 $ 3,066,338
(1) For the period September 4, 2024 (commencement of operations) to December 31, 2024.
(2) During the period ended December 31, 2024, Venerable Large Cap Index Fund received securities in the amount of $3,256,163 to satisfy a subscription-in-kind.

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
30 Venerable Large Cap Index Fund
For a Share Outstanding Throughout the Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Net Asset Value,
End of
Period
Class V
December 31, 2024(ſ) 10.00 .0 3 . 87 .9 0 10.9 0

See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 31
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(∆)
%
Ratio of Expenses
to Average
Net Assets,
Net
(∆)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(∆)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
9 . 0 0 3,361,311 .5 8 . 5 1 . 27 18

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Notes to Financial Statements — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
32 Venerable Large Cap Index Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Federal Income Taxes
At December 31, 2024 , the cost of investments, net unrealized appreciation (depreciation) and components of distributable earnings for income tax purposes were as follows:
For the period ended December 31, 2024, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to net operating loss write-offs, nondeductible expenses, deemed distributions on shareholder redemptions and/or gains and losses on securities redeemed in-kind. These adjustments have no impact on the net assets.
.
At December 31, 2024, there were no adjustments made to the Statement of Assets and Liabilities.
Advisory fees $ 442,471
Administrative fees 294,981
Distribution fees 674,969
Trustees’ fees 19,839
$ 1,432,260
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 3,114, 312 , 418 $ 371,000,837 $ (109,521,139) $ 261,479,698 $ 32,202,130 $ 1,290,852
December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ — $ — $ —

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Allocation Fund 33
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 59.7%
Venerable US Large Cap Strategic Equity Fund Class I(Æ) 131,471,697 1,415,950
Fixed Income - 40.3%
Venerable High Yield Fund Class I 48,071,964 476,874
Venerable Strategic Bond Fund Class I 49,920,580 477,241
954,115
Total Investments in Affiliated Funds
(cost $2,294,496) 2,370,065
Total Investments - 100.0%
(identified cost $2,294,496) 2,370,065
Other Assets and Liabilities, Net - (0.0)%
(325)
Net Assets - 100.0%
2,369,740
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 2,370,065 $ — $ — $ — $ 2,370,065 100 .0
Total Investments $ 2,370,065 $ — $ — $ — $ 2,370,065 100 .0
Other Assets and Liabilities, Net
(—)
*
100 .0
*
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
34 Venerable Moderate Allocation Fund
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,294,496
Investments, at fair value (>) ........................................................................................................................................................
2,370,065
Receivables:
Investments sold ............................................................................................................................................................... 2,546
Prepaid expenses .......................................................................................................................................................................... 26
Total assets ...............................................................................................................................................................
2,372,637
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 2,546
Accrued fees to affiliates .................................................................................................................................................. 285
Other accrued expenses .................................................................................................................................................... 66
Total liabilities ...........................................................................................................................................................
2,897
Net Assets ...............................................................................................................................................................
$ 2,369,740

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Allocation Fund 35
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 96,30 4
Paid-in capital ..............................................................................................................................................................................
2,273,43 6
Net Assets ...............................................................................................................................................................
$ 2,369,740
(>)     Investments in affiliated funds ...........................................................................................................................................
$ 2,370,065
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.39
Class V — Net assets ........................................................................................................................................................... $ 2,369,739,798
Class V — Shares outstanding ............................................................................................................................................. 228,079,822
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
36 Venerable Moderate Allocation Fund
Statement of Operations — For the Period Ended December 31, 2024
(1)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 10,619
Expenses
Advisory fees ................................................................................................................................................................... 385
Administrative fees .......................................................................................................................................................... 923
Distribution fees - Class V ............................................................................................................................................... 2,308
Professional fees .............................................................................................................................................................. 9 4
Trustees’ fees .................................................................................................................................................................... 54
Printing fees ..................................................................................................................................................................... 51
Miscellaneous .................................................................................................................................................................. 2 2
Expenses before reductions .............................................................................................................................................. 3,837
Expense reductions .......................................................................................................................................................... (2,591)
Net expenses ................................................................................................................................................................................
1,246
Net investment income (loss) .......................................................................................................................................................
9,373
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 11,362
Net realized gain (loss) ................................................................................................................................................................
11,362
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 75,569
Net change in unrealized appreciation (depreciation) ................................................................................................................. 75,569
Net realized and unrealized gain (loss) ........................................................................................................................................ 86,931
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 96,304
(1)     For the period from September 4, 2024 (commencement of operations) to December 31, 2024.

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Allocation Fund 37
Statement of Changes in Net Assets
Amounts in thousands
For the Period Ended
December 31, 2024
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 9,373
Net realized gain (loss) ....................................................................................................................... 11,362
Net change in unrealized appreciation (depreciation) ........................................................................ 75,569
Net increase (decrease) in net assets from operations .............................................................................. 96,304
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 2,273,436
Total Net Increase (Decrease) in Net Assets ........................................................................
2,369,740
Net Assets
Beginning of period .................................................................................................................................. —
End of period .............................................................................................................................................
$ 2,369,740
* Share transaction amounts (in thousands) for the period ended December 31, 2024 were as follows:
2024
(1)
Shares Dollars
Class V
Proceeds from shares sold 250,616 $ 2,507,576
Payments for shares redeemed (22,536) (234,140)
Total increase (decrease)
228,080 $ 2,273,436
(1) For the period from September 4, 2024 (commencement of operations) to December 31, 2024.

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
38 Venerable Moderate Allocation Fund
For a Share Outstanding Throughout the Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Net Asset Value,
End of
Period
Class V
December 31, 2024(ſ) 10.00 .04 .35 .39 10.39

See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Allocation Fund 39
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(∏) ( ∆ )
%
Ratio of Expenses
to Average
Net Assets,
Net
(∏) ( ∆ ) (Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
( ∆ ) (Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
3.90 2,369,740 .50 .16 .38 10

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Notes to Financial Statements — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
40 Venerable Moderate Allocation Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2024 , the cost of investments, net unrealized appreciation (depreciation) and components of distributable earnings for income tax purposes were as follows:
For the period ended December 31, 2024, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to net operating loss write-offs, nondeductible expenses, deemed distributions on shareholder redemptions and/or gains and losses on securities redeemed in-kind. These adjustments have no impact on the net assets.
.
At December 31, 2024, there were no adjustments made to the Statement of Assets and Liabilities.
Advisory fees $ 103,224
Administrative fees 166,662
Trustees’ fees 15,399
$ 285,285
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Venerable US Large Cap Strategic
Equity Fund $ — $ 1,499,656 $ 196,684 $ 11,745 $ 101,233 $ 1,415,950 $ — $ —
Venerable High Yield Fund — 509,474 28,632 (151) (3,817) 476,874 6,246 —
Venerable Strategic Bond Fund — 509,065 9,745 (232) (21,847) 477,241 4,373 —
$ — $ 2,518,195 $ 235,061 $ 11,362 $ 75,569 $ 2,370,065 $ 10,619 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 2,294,626,716 $ 101,057,647 $ (25,619,562) $ 75,438,085 $ 20,865,381 $ —
December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ — $ — $ —

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 113.7%
Asset-Backed Securities - 6.0%
Aaset Trust
Series 2019-2 Class A
3.376% due 10/16/39 (Þ) 4,774 4,583
Applebee's Funding LLC / IHOP
Funding LLC
Series 2023-1A Class A2
7.824% due 03/05/53 (Þ) 4,260 4,378
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2023-8A Class A
6.020% due 02/20/30 (Þ) 3,800 3,940
Series 2023-8A Class C
7.340% due 02/20/30 (Þ) 3,700 3,837
Series 2024-1A Class A
5.360% due 06/20/30 (Þ) 2,000 2,026
Business Jet Securities LLC
Series 2024-1A Class B
6.924% due 05/15/39 (Þ) 3,090 3,124
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,663 1,650
College Ave Student Loans LLC
Series 2021-C Class D
4.110% due 07/26/55 (Þ) 1,600 1,476
Ford Credit Auto Owner Trust
Series 2021-2 Class C
2.110% due 05/15/34 (Þ) 1,870 1,767
Hardee's Funding LLC
Series 2024-1A Class A2
7.253% due 03/20/54 (Þ) 3,474 3,515
ITE Rail Fund Levered, LP
Series 2021-1A Class A
2.250% due 02/28/51 (Þ) 2,257 2,061
J.G. Wentworth LV LLC
Series 2023-D Class A
6.530% due 12/31/77 (Þ) 4,944 5,210
Libra Solutions LLC
Series 2024-1A Class A
5.880% due 09/30/38 (Þ) 4,000 3,922
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 4,698 4,291
MVW LLC
Series 2024-2A Class A
4.430% due 03/20/42 (Þ) 3,800 3,709
Navient Student Loan Trust
Series 2020-BA Class B
2.770% due 01/15/69 (Þ) 5,000 4,165
Oak Street Investment Grade Net Lease
Fund
Series 2020-1A Class A1
1.850% due 11/20/50 (Þ) 4,593 4,429
Renew Financial
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-2A Class A
5.326% due 11/20/60 (Þ) 5,573 5,219
SMB Private Education Loan Trust
Series 2023-B Class B
5.770% due 10/16/56 (Þ) 1,100 1,102
Series 2024-A Class A1A
5.240% due 03/15/56 (Þ) 5,500 5,470
Series 2024-A Class B
5.880% due 03/15/56 (Þ) 500 501
Subway Funding LLC
Series 2024-3A Class A23
5.914% due 07/30/54 (Þ) 5,000 4,930
Sunrun Vesta Issuer LLC
Series 2024-3A Class A2
5.880% due 10/30/59 (Þ) 5,395 5,181
Sunrun Vulcan Issuer LLC
Series 2021-1A Class A
2.460% due 01/30/52 (Þ) 3,612 2,987
Synchrony Card Funding LLC
Series 2022-A2 Class A
3.860% due 07/15/28 5,000 4,979
Taco Bell Funding LLC
Series 2021-1A Class A23
2.542% due 08/25/51 (Þ) 4,176 3,437
USQ Rail III LLC
Series 2024-1A Class A
4.990% due 09/28/54 (Þ) 4,998 4,815
VB-S1 Issuer LLC - VBTEL
Series 2024-1A Class C2
5.590% due 05/15/54 (Þ) 5,000 5,007
Woodmont Trust
Series 2024-12A Class A1R
6.025% due 10/25/32 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 4,230 4,234
105,945
Corporate Bonds and Notes - 25.4%
AbbVie, Inc.
5.050% due 03/15/34 2,640 2,609
Series WI
3.200% due 11/21/29 5,340 4,958
4.250% due 11/21/49 2,150 1,751
Air Lease Corp.
5.300% due 02/01/28 2,740 2,763
Altria Group, Inc.
4.800% due 02/14/29 410 405
2.450% due 02/04/32 1,550 1,275
6.875% due 11/01/33 1,100 1,192
5.800% due 02/14/39 1,000 988
American Express Co.
5.532% due 04/25/30 (SOFR +
1.090%)(Ê) 880 896
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 2,150 1,823
Amgen, Inc.
5.250% due 03/02/33 1,800 1,787

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
42 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.650% due 03/02/53 1,800 1,735
Aon NA, Inc.
5.450% due 03/01/34 3,600 3,598
Arthur J Gallagher & Co.
4.850% due 12/15/29 900 896
AS Mileage Plan IP, Ltd.
5.021% due 10/20/29 (Þ) 2,350 2,290
AT&T, Inc.
5.550% due 08/15/41 910 886
Series WI
2.550% due 12/01/33 2,230 1,796
3.500% due 09/15/53 2,540 1,712
3.550% due 09/15/55 1,020 688
Athene Global Funding
5.526% due 07/11/31 (Þ) 2,250 2,255
Bank of America Corp.
1.319% due 06/19/26 (SOFR +
1.150%)(Ê) 8,700 8,556
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 2,630 2,312
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 5,340 4,496
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 4,460 4,243
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 6,640 5,409
Series WI
3.419% due 12/20/28 (CME Term
SOFR 3 Month + 1.302%)(Ê) 7,710 7,392
Boeing Co. (The)
3.200% due 03/01/29 1,220 1,124
Bristol-Myers Squibb Co.
5.200% due 02/22/34 1,940 1,935
5.550% due 02/22/54 1,240 1,208
Broadcom, Inc.
3.137% due 11/15/35 (Þ) 3,300 2,696
Series WI
4.150% due 11/15/30 950 910
Brunswick Corp.
5.100% due 04/01/52 1,100 855
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 2,000 1,742
3.302% due 01/15/35 (Þ) 2,000 1,648
Capital One Financial Corp.
Series .
7.624% due 10/30/31 (SOFR +
3.070%)(Ê) 2,050 2,262
Celanese US Holdings LLC
6.330% due 07/15/29 2,200 2,244
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 1,800 1,758
Charles Schwab Corp. (The)
6.136% due 08/24/34 (SOFR +
2.010%)(Ê) 3,450 3,617
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating
LLC / Charter Communications
Operating Capital
5.050% due 03/30/29 3,300 3,236
2.800% due 04/01/31 900 760
4.400% due 04/01/33 1,350 1,205
6.550% due 06/01/34 1,250 1,278
5.750% due 04/01/48 370 317
4.800% due 03/01/50 1,420 1,067
3.900% due 06/01/52 1,230 791
5.500% due 04/01/63 1,050 834
Series WI
4.200% due 03/15/28 900 870
6.484% due 10/23/45 500 472
Cheniere Energy Partners, LP
Series WI
4.000% due 03/01/31 490 454
3.250% due 01/31/32 1,850 1,605
Cigna Group (The)
2.375% due 03/15/31 1,310 1,109
Series WI
4.375% due 10/15/28 3,400 3,332
4.800% due 08/15/38 1,930 1,750
4.900% due 12/15/48 1,000 852
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 450 448
3.520% due 10/27/28 (CME Term
SOFR 3 Month + 1.413%)(Ê) 2,550 2,453
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 4,730 4,509
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 6,390 5,415
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 3,960 3,558
6.125% due 08/25/36 700 714
8.125% due 07/15/39 240 296
4.650% due 07/23/48 800 686
Series 9-RG
4.650% due 07/30/45 530 462
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 (Þ) 1,560 1,601
6.544% due 11/15/53 (Þ) 310 325
Comcast Corp.
3.400% due 04/01/30 970 899
3.750% due 04/01/40 2,150 1,729
Constellation Energy Generation LLC
6.125% due 01/15/34 2,150 2,250
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 2,000 1,895
5.750% due 01/15/31 (Þ) 1,110 1,098
4.900% due 06/01/44 1,000 809
Series WI
4.375% due 01/15/28 1,800 1,750
Coterra Energy, Inc.
5.600% due 03/15/34 2,000 1,982

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.900% due 05/15/27 3,400 3,323
Crown Castle, Inc.
4.900% due 09/01/29 2,300 2,275
CVS Health Corp.
4.300% due 03/25/28 1,550 1,503
3.750% due 04/01/30 2,130 1,953
2.125% due 09/15/31 970 777
4.780% due 03/25/38 2,560 2,213
5.125% due 07/20/45 1,630 1,371
5.050% due 03/25/48 3,050 2,518
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 3,000 2,959
Devon Energy Corp.
5.200% due 09/15/34 2,000 1,901
5.750% due 09/15/54 3,840 3,485
Dick's Sporting Goods, Inc.
4.100% due 01/15/52 3,050 2,228
DR Horton, Inc.
5.000% due 10/15/34 2,350 2,271
Duke Energy Corp.
3.150% due 08/15/27 1,000 960
Duke Energy Indiana LLC
5.400% due 04/01/53 900 852
Duke Energy Ohio, Inc.
5.250% due 04/01/33 900 900
Energy Transfer Operating, LP
5.550% due 05/15/34 3,600 3,570
Energy Transfer, LP
4.750% due 01/15/26 1,900 1,898
5.250% due 04/15/29 900 903
3.750% due 05/15/30 2,000 1,865
6.250% due 04/15/49 1,700 1,705
Enterprise Products Operating LLC
4.850% due 01/31/34 4,610 4,462
3.700% due 01/31/51 1,200 862
EOG Resources, Inc.
4.950% due 04/15/50 1,040 924
EQT Corp.
7.000% due 02/01/30 1,000 1,064
Exxon Mobil Corp.
3.452% due 04/15/51 2,390 1,681
FirstEnergy Corp.
Series B
3.900% due 07/15/27 5,000 4,876
Series C
4.850% due 07/15/47 820 697
FirstEnergy Transmission LLC
4.550% due 01/15/30 (Þ) 930 905
5.000% due 01/15/35 (Þ) 2,000 1,934
Ford Motor Co.
7.350% due 03/06/30 4,320 4,575
6.100% due 08/19/32 1,380 1,374
Ford Motor Credit Co. LLC
4.950% due 05/28/27 2,790 2,765
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Foundry JV Holdco LLC
5.900% due 01/25/30 (Þ) 1,800 1,824
Fox Corp.
6.500% due 10/13/33 1,410 1,484
Freeport-McMoRan, Inc.
5.400% due 11/14/34 3,600 3,559
Gartner, Inc.
3.625% due 06/15/29 (Þ) 2,450 2,279
General Dynamics Corp.
4.250% due 04/01/40 1,000 873
General Motors Co.
5.600% due 10/15/32 500 504
6.250% due 10/02/43 1,000 991
General Motors Financial Co., Inc.
2.350% due 01/08/31 1,000 838
Gilead Sciences, Inc.
4.750% due 03/01/46 790 697
Goldman Sachs Group, Inc. (The)
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 1,130 1,098
3.814% due 04/23/29 (CME Term
SOFR 3 Month + 1.420%)(Ê) 6,650 6,395
6.750% due 10/01/37 610 655
2.908% due 07/21/42 (SOFR +
1.472%)(Ê) 1,490 1,035
5.150% due 05/22/45 400 368
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 7,620 6,365
Haleon US Capital LLC
Series WI
3.375% due 03/24/29 1,000 940
3.625% due 03/24/32 2,000 1,811
HCA, Inc.
3.500% due 09/01/30 2,000 1,816
Home Depot, Inc. (The)
2.700% due 04/15/30 970 873
3.300% due 04/15/40 1,110 864
3.350% due 04/15/50 2,420 1,691
Howmet Aerospace, Inc.
5.950% due 02/01/37 2,150 2,227
Humana, Inc.
3.125% due 08/15/29 4,000 3,654
2.150% due 02/03/32 500 398
Hyundai Capital America
5.400% due 06/24/31 (Þ) 1,800 1,801
Intel Corp.
5.200% due 02/10/33 630 609
3.050% due 08/12/51 1,510 859
Intercontinental Exchange, Inc.
4.600% due 03/15/33 1,460 1,401
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
3.000% due 02/02/29 2,500 2,283
JPMorgan Chase & Co.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
44 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.452% due 12/05/29 (CME Term
SOFR 3 Month + 1.592%)(Ê) 4,000 3,917
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 2,700 2,376
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 5,800 4,893
Kinder Morgan, Inc.
4.300% due 03/01/28 2,000 1,964
Kroger Co. (The)
5.000% due 09/15/34 1,000 969
L3Harris Technologies, Inc.
4.854% due 04/27/35 560 533
Las Vegas Sands Corp.
6.000% due 08/15/29 890 901
Lockheed Martin Corp.
4.150% due 06/15/53 2,480 1,983
LPL Holdings, Inc.
6.750% due 11/17/28 2,730 2,868
Mars, Inc.
3.200% due 04/01/30 (Þ) 530 489
2.375% due 07/16/40 (Þ) 660 434
Merck & Co., Inc.
2.750% due 12/10/51 1,500 906
Micron Technology, Inc.
5.300% due 01/15/31 830 829
5.875% due 02/09/33 1,770 1,813
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 435 438
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 1,700 1,685
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 4,000 3,858
Series GMTN
3.772% due 01/24/29 (CME Term
SOFR 3 Month + 1.402%)(Ê) 1,300 1,254
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 900 877
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 6,200 5,506
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 1,550 1,284
MPLX, LP
4.000% due 03/15/28 1,870 1,813
2.650% due 08/15/30 2,080 1,820
4.700% due 04/15/48 1,050 861
MSCI, Inc.
3.625% due 09/01/30 (Þ) 2,450 2,233
Northrop Grumman Corp.
5.250% due 05/01/50 2,730 2,557
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 2,450 2,275
Occidental Petroleum Corp.
5.200% due 08/01/29 2,200 2,183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.875% due 09/15/31 690 763
6.600% due 03/15/46 3,360 3,399
ONEOK, Inc.
5.550% due 11/01/26 900 911
5.800% due 11/01/30 870 896
6.050% due 09/01/33 710 731
6.625% due 09/01/53 340 358
Oracle Corp.
1.650% due 03/25/26 3,000 2,892
2.875% due 03/25/31 2,500 2,197
6.900% due 11/09/52 750 839
5.375% due 09/27/54 550 508
Pacific Gas and Electric Co.
2.100% due 08/01/27 2,000 1,865
2.500% due 02/01/31 1,000 856
5.800% due 05/15/34 2,600 2,659
3.300% due 08/01/40 1,500 1,121
3.500% due 08/01/50 1,300 892
PacifiCorp
5.450% due 02/15/34 3,630 3,609
PayPal Holdings, Inc.
2.300% due 06/01/30 1,000 876
Pfizer, Inc.
2.550% due 05/28/40 1,510 1,046
PG&E Recovery Funding LLC
Series A-2
5.256% due 01/15/38 4,900 4,882
Philip Morris International, Inc.
4.875% due 02/13/29 810 809
5.125% due 02/13/31 180 180
5.250% due 02/13/34 1,090 1,078
4.500% due 03/20/42 180 155
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 1,000 1,004
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 1,500 1,525
Royalty Pharma PLC
5.150% due 09/02/29 2,250 2,243
RTX Corp.
4.125% due 11/16/28 400 390
6.000% due 03/15/31 1,180 1,238
4.500% due 06/01/42 1,610 1,395
3.125% due 07/01/50 1,310 858
Solventum Corp.
5.400% due 03/01/29 (Þ) 1,050 1,053
5.450% due 03/13/31 (Þ) 1,330 1,329
5.600% due 03/23/34 (Þ) 1,730 1,721
Southern California Edison Co.
Series C
4.125% due 03/01/48 360 281
Southern Co. Gas Capital Corp.
4.950% due 09/15/34 2,300 2,226
Tapestry, Inc.
5.100% due 03/11/30 1,132 1,120

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 03/11/35 1,376 1,338
Targa Resources Corp.
6.500% due 03/30/34 3,330 3,522
4.950% due 04/15/52 360 303
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 2,000 1,791
Time Warner Cable LLC
7.300% due 07/01/38 1,760 1,793
T-Mobile USA, Inc.
5.150% due 04/15/34 1,440 1,415
Series WI
3.875% due 04/15/30 4,330 4,075
2.250% due 11/15/31 2,750 2,284
4.375% due 04/15/40 1,210 1,048
3.300% due 02/15/51 250 165
Transcontinental Gas Pipe Line Co.
LLC
Series WI
7.850% due 02/01/26 3,200 3,281
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 1,270 1,290
Union Pacific Corp.
Series WI
3.839% due 03/20/60 600 429
UnitedHealth Group, Inc.
2.000% due 05/15/30 780 672
4.200% due 05/15/32 1,880 1,771
5.700% due 10/15/40 2,070 2,072
3.250% due 05/15/51 2,510 1,655
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 1,780 1,822
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 870 887
Verizon Communications, Inc.
3.875% due 02/08/29 350 337
3.150% due 03/22/30 810 741
1.750% due 01/20/31 3,340 2,752
4.500% due 08/10/33 1,230 1,160
4.780% due 02/15/35 (Þ) 2,790 2,660
3.850% due 11/01/42 3,290 2,587
4.000% due 03/22/50 790 600
ViacomCBS , Inc./ Paramount Global
Series WI
3.700% due 06/01/28 2,400 2,263
VICI Properties, Inc.
3.750% due 02/15/27 (Þ) 2,350 2,281
5.125% due 11/15/31 2,000 1,955
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 2,400 2,290
WarnerMedia Holdings, Inc.
Series WI
3.755% due 03/15/27 690 665
4.054% due 03/15/29 920 856
4.279% due 03/15/32 2,090 1,841
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Waste Connections, Inc.
5.000% due 03/01/34 1,830 1,786
Wells Fargo & Co.
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 1,920 1,902
3.584% due 05/22/28 (CME Term
SOFR 3 Month + 1.572%)(Ê) 1,910 1,851
2.879% due 10/30/30 (CME Term
SOFR 3 Month + 1.432%)(Ê) 3,390 3,059
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 4,140 3,626
5.499% due 01/23/35 (SOFR +
1.780%)(Ê) 10,750 10,685
4.750% due 12/07/46 1,240 1,043
Series GMTN
4.300% due 07/22/27 1,860 1,836
Western Midstream Operating, LP
4.050% due 02/01/30 1,500 1,407
5.250% due 02/01/50 630 539
Williams Cos., Inc. (The)
3.500% due 11/15/30 1,000 919
2.600% due 03/15/31 2,100 1,809
5.150% due 03/15/34 2,700 2,624
5.100% due 09/15/45 1,000 897
453,270
International Debt - 11.3%
522 Funding CLO, Ltd.
Series 2024-6A Class A1R2
5.758% due 10/23/34 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 5,490 5,491
AB BSL CLO 4, Ltd.
Series 2023-4A Class A
6.617% due 04/20/36 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 3,870 3,884
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.450% due 10/29/26 2,820 2,700
3.000% due 10/29/28 2,100 1,944
3.300% due 01/30/32 1,680 1,465
AGL CLO 33, Ltd.
Series 2024-33A Class A1
6.559% due 07/21/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 1,630 1,640
Aker BP ASA
5.800% due 10/01/54 (Þ) 2,400 2,174
Anglo American Capital PLC
4.750% due 04/10/27 (Þ) 1,100 1,092
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 02/01/46 2,213 2,015
Apidos CLO XXVI
Series 2024-12A Class ARR
5.736% due 04/15/31 (CME Term
SOFR 3 Month + 1.080%)(Ê)(Þ) 1,754 1,756
Ares Loan Funding IV, Ltd.
Series 2023-ALF4A Class A1

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
46 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.406% due 10/15/36 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 5,370 5,409
ARES XLVII CLO, Ltd.
Series 2018-47A Class A1
5.838% due 04/15/30 (CME Term
SOFR 3 Month + 1.182%)(Ê)(Þ) 1,467 1,469
BAE Systems PLC
5.125% due 03/26/29 (Þ) 2,250 2,254
Ballyrock CLO, Ltd.
Series 2018-1A Class A1
5.879% due 04/20/31 (CME Term
SOFR 3 Month + 1.262%)(Ê)(Þ) 978 979
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 2,800 2,741
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 770 737
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 1,960 1,803
Basswood Park CLO, Ltd.
Series 2021-1A Class A
5.879% due 04/20/34 (CME Term
SOFR 3 Month + 1.262%)(Ê)(Þ) 1,950 1,955
BAT Capital Corp.
6.000% due 02/20/34 1,230 1,263
Birch Grove CLO 7, Ltd.
Series 2023-7A Class A1
6.417% due 10/20/36 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 4,815 4,852
Birch Grove CLO, Ltd.
Series 2024-8A Class A1
6.247% due 04/20/37 (CME Term
SOFR 3 Month + 1.630%)(Ê)(Þ) 3,000 3,022
Black Diamond CLO, Ltd.
Series 2024-1A Class A1
6.279% due 10/25/37 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 5,000 5,000
BlueMountain CLO XXX, Ltd.
Series 2022-30A Class CR
6.806% due 04/15/35 (CME Term
SOFR 3 Month + 2.150%)(Ê)(Þ) 1,000 1,001
BNP Paribas SA
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 3,650 3,642
3.052% due 01/13/31 (SOFR +
1.507%)(Ê)(Þ) 960 858
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 1,930 1,840
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 2,900 2,967
Series 144A
5.198% due 01/10/30 (CME Term
SOFR 3 Month + 2.829%)(Ê)(Þ) 1,640 1,628
CaixaBank SA
5.673% due 03/15/30 (SOFR +
1.780%)(Ê)(Þ) 2,250 2,271
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-3RA Class A1A
5.929% due 07/27/31 (CME Term
SOFR 3 Month + 1.312%)(Ê)(Þ) 2,107 2,108
CarVal CLO VII-C, Ltd.
Series 2024-1A Class A1R
6.057% due 07/20/37 (CME Term
SOFR 3 Month + 1.440%)(Ê)(Þ) 1,920 1,923
Cayuga Park CLO, Ltd.
Series 2021-1A Class AR
6.029% due 07/17/34 (CME Term
SOFR 3 Month + 1.382%)(Ê)(Þ) 2,030 2,033
CIFC Funding, Ltd.
Series 2021-2A Class BR
6.379% due 04/20/30 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 910 912
Series 2021-4A Class A1A2
5.949% due 04/20/34 (CME Term
SOFR 3 Month + 1.332%)(Ê)(Þ) 1,000 1,001
Cooperatieve Rabobank UA
1.339% due 06/24/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 3,000 2,948
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 850 825
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,000 897
Series BKNT
3.750% due 07/21/26 400 392
Credit Agricole SA
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 1,540 1,518
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 780 736
Daimler Truck Finance North America
LLC
2.500% due 12/14/31 (Þ) 3,240 2,722
Danske Bank A/S
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 2,000 1,971
Dryden Senior Loan Fund
Series 2021-75A Class AR2

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.958% due 04/15/34 (CME Term
SOFR 3 Month + 1.302%)(Ê)(Þ) 5,250 5,256
Series 2021-87A Class A1
5.883% due 05/20/34 (CME Term
SOFR 3 Month + 1.362%)(Ê)(Þ) 5,000 5,014
Elmwood CLO I, Ltd.
Series 2024-1A Class A1RR
6.137% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 5,180 5,215
Empower CLO, Ltd.
Series 2023-2A Class A1
6.856% due 07/15/36 (CME Term
SOFR 3 Month + 2.200%)(Ê)(Þ) 210 212
Series 2024-1A Class A1
6.226% due 04/25/37 (CME Term
SOFR 3 Month + 1.600%)(Ê)(Þ) 1,750 1,765
Galaxy XXI CLO, Ltd.
Series 2018-21A Class AR
5.899% due 04/20/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 782 782
Glencore Funding LLC
4.000% due 03/27/27 (Þ) 2,800 2,745
2.625% due 09/23/31 (Þ) 1,500 1,265
GoldenTree Loan Management US
CLO 4, Ltd.
Series 2024-4A Class ARR
5.785% due 04/24/31 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 743 743
HPS Loan Management, Ltd.
Series 2022-19 Class A1R
5.952% due 01/22/35 (CME Term
SOFR 3 Month + 1.320%)(Ê)(Þ) 2,590 2,596
HSBC Holdings PLC
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 3,800 3,754
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 2,130 1,810
Kings Park CLO, Ltd.
Series 2021-1A Class A
6.009% due 01/21/35 (CME Term
SOFR 3 Month + 1.392%)(Ê)(Þ) 735 737
Lloyds Banking Group PLC
4.650% due 03/24/26 400 398
4.375% due 03/22/28 550 537
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 2,200 2,265
Magnetite XVII, Ltd.
Series 2024-17A Class AR2
6.117% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 870 871
Magnetite XXVI, Ltd.
Series 2021-26A Class A1R
6.008% due 07/25/34 (CME Term
SOFR 3 Month + 1.382%)(Ê)(Þ) 5,000 5,011
MF1 LLC
Series 2024-FL16 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.152% due 11/18/29 (CME Term
SOFR 1 Month + 1.541%)(Ê)(Þ) 4,220 4,231
Navigator Aviation, Ltd.
Series 2024-1 Class A
5.400% due 08/15/49 (Þ) 5,857 5,716
Oaktree CLO, Ltd.
Series 2024-25A Class A
6.167% due 04/20/37 (CME Term
SOFR 3 Month + 1.550%)(Ê)(Þ) 4,800 4,823
Ocean Trails CLO X
Series 2024-10A Class AR2
5.956% due 10/15/34 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 1,250 1,253
Series 2024-10A Class BR2
6.356% due 10/15/34 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 3,640 3,641
Octagon Investment Partners 21, Ltd.
Series 2014-1A Class AAR3
5.778% due 02/14/31 (CME Term
SOFR 3 Month + 1.262%)(Ê)(Þ) 3,260 3,261
Octagon Investment Partners 35, Ltd.
Series 2018-1A Class A1A
5.939% due 01/20/31 (CME Term
SOFR 3 Month + 1.322%)(Ê)(Þ) 2,209 2,211
OHA Credit Funding 18, Ltd.
Series 2024-18A Class A1
6.117% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 2,050 2,053
OHA Loan Funding, Ltd.
Series 2018-2A Class AR
5.823% due 05/23/31 (CME Term
SOFR 3 Month + 1.302%)(Ê)(Þ) 930 931
Park Blue CLO, Ltd.
Series 2024-5A Class A1
6.798% due 07/25/37 (CME Term
SOFR 3 Month + 1.480%)(Ê)(Þ) 5,000 5,033
Rad CLO 22, Ltd.
Series 2023-22A Class A1
6.447% due 01/20/37 (CME Term
SOFR 3 Month + 1.830%)(Ê)(Þ) 3,000 3,021
Reynolds American, Inc.
5.850% due 08/15/45 940 895
Rogers Communications, Inc.
5.300% due 02/15/34 1,000 975
Royal Bank of Canada
3.875% due 05/04/32 1,800 1,656
Series GMTN
5.150% due 02/01/34 700 692
Toronto-Dominion Bank (The)
4.456% due 06/08/32 330 313
UBS Group AG
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 4,660 4,650

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
48 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.751% due 05/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 3,700 3,672
4.194% due 04/01/31 (SOFR +
3.730%)(Ê)(Þ) 2,620 2,478
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 4,170 3,632
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 5,130 6,190
Whitebox CLO I, Ltd.
Series 2024-1A Class A1RR
5.955% due 07/24/36 (CME Term
SOFR 3 Month + 1.320%)(Ê)(Þ) 4,000 4,008
Whitebox CLO III, Ltd.
Series 2024-3A Class A1R
5.926% due 10/15/35 (CME Term
SOFR 3 Month + 1.270%)(Ê)(Þ) 4,700 4,707
200,856
Mortgage-Backed Securities - 37.3%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.437% due 12/05/38 (~)(Ê)(Þ) 5,000 5,362
Angel Oak Mortgage Trust
Series 2022-3 Class A1
4.000% due 01/25/67 (Þ) 3,797 3,547
Series 2022-3 Class A3
4.137% due 01/25/67 (~)(Ê)(Þ) 1,189 1,096
ARES Commercial Mortgage Trust
Series 2024-IND2 Class A
6.052% due 10/15/34 (CME Term
SOFR 1 Month + 1.443%)(Ê)(Þ) 5,000 5,008
Bank Commercial Mortgage Pass-
Through Certificates
Series 2024-BNK48 Class A5
5.053% due 09/15/34 5,000 4,917
Barclays Commercial Mortgage Trust
Series 2019-C5 Class C
3.710% due 11/15/52 1,415 1,243
Series 2024-5C31 Class XA
Interest Only STRIPS
1.061% due 12/15/57 (~)(Ê) 22,758 1,038
Benchmark Mortgage Trust
Series 2024-V12 Class XA
Interest Only STRIPS
0.847% due 12/15/57 (~)(Ê) 26,578 985
BMO Mortgage Trust
Series 2024-5C8 Class XA
Interest Only STRIPS
1.021% due 12/15/57 (~)(Ê) 27,864 1,224
BRAVO Residential Funding Trust
Series 2022-NQM2 Class A1
4.272% due 11/25/61 (~)(Ê)(Þ) 4,741 4,638
Series 2023-NQM4 Class A1
6.435% due 05/25/63 (~)(Ê)(Þ) 3,565 3,591
BX Commercial Mortgage Trust
Series 2021-PAC Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.413% due 10/15/36 (CME Term
SOFR 1 Month + 0.804%)(Ê)(Þ) 5,000 4,975
Series 2021-VOLT Class A
5.424% due 09/15/36 (CME Term
SOFR 1 Month + 0.814%)(Ê)(Þ) 5,000 4,991
Series 2023-XL3 Class A
6.159% due 12/09/40 (CME Term
SOFR 1 Month + 1.761%)(Ê)(Þ) 3,639 3,656
BX Trust
Series 2021-ARIA Class A
5.623% due 10/15/36 (CME Term
SOFR 1 Month + 1.014%)(Ê)(Þ) 5,000 4,986
Series 2021-XL2 Class A
5.200% due 10/15/38 (CME Term
SOFR 1 Month + 0.803%)(Ê)(Þ) 2,201 2,200
Chase Home Lending Mortgage Trust
Series 2024-RPL4 Class A1A
3.375% due 12/25/64 (~)(Ê)(Þ) 3,990 3,552
COLT Mortgage Loan Trust
Series 2024-2 Class A1
6.125% due 04/25/69 (~)(Ê)(Þ) 2,962 2,977
COMM Mortgage Trust
Series 2015-CR22 Class B
3.926% due 03/10/48 (~)(Ê) 1,745 1,696
Connecticut Avenue Securities Trust
Series 2023-R01 Class 1M1
7.125% due 12/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,978 2,026
Series 2023-R06 Class 1M2
7.269% due 07/25/43 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 4,000 4,137
Csail Commercial Mortgage Trust
Series 2015-C2 Class AS
3.849% due 06/15/57 2,410 2,339
Fannie Mae
2.000% due 2042 21,428 17,798
2.000% due 2046 14,137 11,070
2.500% due 2051 13,823 11,316
3.000% due 2051 11,149 9,552
3.000% due 2052 39,842 34,472
5.500% due 2052 5,696 5,677
4.500% due 2053 4,919 4,646
6.000% due 2054 20,676 20,815
15 Year TBA(Ï)
1.500% 4,000 3,431
2.000% 6,000 5,299
2.500% 4,000 3,632
30 Year TBA(Ï)
1.500% 3,000 2,217
2.000% 52,000 40,434
2.500% 32,000 26,054
3.500% 25,000 22,104
4.000% 16,000 14,620
4.500% 17,000 15,980
5.000% 28,000 27,010
5.500% 22,000 21,700

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% 19,000 19,090
6.500% 5,000 5,106
Series 2024-440 Class C50
Interest Only STRIPS
4.500% due 10/25/53 9,847 2,300
Fannie Mae REMICS
Series 2020-76 Class AD
1.250% due 11/25/50 30,080 21,998
Series 2023-59 Class IK
Interest Only STRIPS
3.500% due 04/25/51 22,743 5,016
Freddie Mac
2.500% due 2051 18,503 15,306
Freddie Mac REMICS
Series 2021-5154 Class EI
Interest Only STRIPS
3.000% due 01/25/50 26,434 4,690
Series 2022-5280 Class PZ
3.000% due 02/25/52 15,316 10,422
Freddie Mac STACR REMIC Trust
Series 2024-DNA3 Class M2
6.184% due 10/25/44 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 920 921
Ginnie Mae II
2.000% due 2051 16,439 13,173
2.500% due 2052 10,026 8,138
3.000% due 2053 11,916 10,397
3.500% due 2053 14,330 12,915
5.500% due 2053 9,012 9,036
6.000% due 2053 5,644 5,763
6.500% due 2054 2,018 2,097
30 Year TBA(Ï)
2.000% 6,000 4,800
2.500% 12,000 10,019
3.500% 1,000 894
4.000% 10,000 9,208
4.500% 13,000 12,291
5.000% 36,000 34,910
6.000% 19,000 19,117
6.500% 1,000 1,016
Ginnie Mae REMICS
Series 2024-6 Class IO
Interest Only STRIPS
3.500% due 01/20/52 27,293 5,166
GS Mortgage Securities Trust
Series 2014-GC24 Class AS
4.162% due 09/10/47 (~)(Ê) 1,734 1,693
Series 2015-GC30 Class AS
3.777% due 05/10/50 (~)(Ê) 1,258 1,229
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2015-C25 Class AS
4.069% due 10/15/48 1,593 1,561
Series 2015-C27 Class AS
4.068% due 12/15/47 1,305 1,279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-INV2 Class A1
6.500% due 02/25/54 (~)(Ê)(Þ) 3,925 3,976
NJ Trust
Series 2023-GSP Class A
6.481% due 01/06/29 (~)(Ê)(Þ) 5,000 5,206
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 3,272 2,865
ONNI Commercial Mortgage Trust
Series 2024-APT Class A
5.567% due 07/15/39 (~)(Ê)(Þ) 4,460 4,453
Onslow Bay Financial LLC
Series 2023-NQM4 Class A1
6.113% due 03/25/63 (~)(Ê)(Þ) 1,318 1,325
Series 2024-NQM13 Class A1
5.116% due 06/25/64 (Þ) 3,132 3,100
RCKT Mortgage Trust
Series 2024-INV1 Class A1
6.500% due 06/25/54 (~)(Ê)(Þ) 1,390 1,409
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 1,392 1,277
SMRT Trust
Series 2022-MINI Class A
5.610% due 01/15/39 (CME Term
SOFR 1 Month + 1.000%)(Ê)(Þ) 5,000 4,987
Sunway Real Estate Investment Trust
Series 2021-PALM Class A
5.314% due 10/15/34 (CME Term
SOFR 1 Month + 0.704%)(Ê)(Þ) 5,000 4,981
Verus Securitization Trust
Series 2023-3 Class A1
5.930% due 03/25/68 (~)(Ê)(Þ) 1,342 1,345
Series 2024-8 Class A3
5.872% due 10/25/69 (~)(Ê)(Þ) 4,533 4,517
Wells Fargo Commercial Mortgage
Trust
Series 2015-LC22 Class AS
4.207% due 09/15/58 (~)(Ê) 1,573 1,556
Series 2024-C63 Class A5
5.309% due 08/15/57 5,000 5,019
WFRBS Commercial Mortgage Trust
Series 2014-C23 Class B
4.294% due 10/15/57 (~)(Ê) 1,133 1,045
664,623
Municipal Bonds - 1.2%
California State University Revenue
Bonds
2.897% due 11/01/51 4,375 3,032
Grand Parkway Transportation Corp.
Revenue Bonds
3.236% due 10/01/52 4,700 3,230
Port Authority of New York & New
Jersey Revenue Bonds
5.072% due 07/15/53 5,900 5,552

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
50 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
State of Illinois General Obligation
Unlimited
5.100% due 06/01/33 9,685 9,541
21,355
United States Government Treasuries - 32.5%
United States Treasury Notes
0.750% due 03/31/26 206,180 197,483
4.875% due 04/30/26 71,590 72,152
1.250% due 06/30/28 7,070 6,372
2.375% due 03/31/29 52,500 48,464
3.625% due 08/31/29 47,410 45,917
3.750% due 08/31/31 37,590 36,028
3.625% due 09/30/31 14,490 13,777
3.875% due 08/15/33 34,590 32,936
3.875% due 08/15/34 580 549
2.000% due 11/15/41 36,500 24,523
4.125% due 08/15/44 2,960 2,681
3.375% due 11/15/48 25,630 20,039
2.875% due 05/15/52 14,430 10,106
4.625% due 05/15/54 15,000 14,599
4.500% due 11/15/54 56,760 54,206
579,832
Total Long-Term Fixed Income
Investments
(cost $2,086,477) 2,025,881
Short-Term Investments - 2.1%
Banco Santander SA
2.746% due 05/28/25 2,000 1,983
Bell Canada
3.769% due 01/06/25 (ž) 4,000 3,997
Citigroup, Inc.
4.400% due 06/10/25 920 917
Enbridge (US), Inc.
4.028% due 01/08/25 (ž) 5,000 4,996
Energy Transfer, LP
2.900% due 05/15/25 3,800 3,770
Federal Home Loan Bank Discount
Notes
4.547% due 01/06/25 (ž) 1,002 1,001
Federal Home Loan Banks
4.536% due 01/03/25 (ž) 10,226 10,222
4.539% due 01/23/25 (ž) 5,000 4,986
Fidelity National Information Services
4.605% due 01/08/25 (ž) 3,000 2,997
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 1,290 1,284
O'Reilly Automotive, Inc.
3.786% due 01/06/25 (ç)(ž) 2,000 1,999
Total Short-Term Investments
(cost $38,155) 38,152
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 115.8%
(identified cost $2,124,632) 2,064,033
Other Assets and Liabilities,
Net - (15.8)%
(282,115)
Net Assets - 100.0%
1,781,918

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 51
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 105,945 $ —
$ —
$ 105,945 6 .0
Corporate Bonds and Notes — 453,270 —
—
453,270 25 .4
International Debt — 200,856 —
—
200,856 11 .3
Mortgage-Backed Securities — 664,623 —
—
664,623 37 .3
Municipal Bonds — 21,355 —
—
21,355 1 .2
United States Government Treasuries — 579,832 —
—
579,832 32 .5
Short-Term Investments — 38,152 — — 38,152 2 .1
Total Investments $ — $ 2,064,033 $ — $ — $ 2,064,033 115 .8
Other Assets and Liabilities, Net
(15 .8)
100 .0
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
4,009 0 .2
Belgium ..............................................................................................
2,015 0 .1
Bermuda .............................................................................................
2,053 0 .1
Canada ................................................................................................
6,175 0 .3
Cayman Islands ..................................................................................
95,269 5 .4
Denmark .............................................................................................
1,971 0 .1
France .................................................................................................
13,189 0 .7
Germany .............................................................................................
2,722 0 .2
Ireland ................................................................................................
6,109 0 .3
Jersey ..................................................................................................
20,206 1 .1
Netherlands ........................................................................................
5,062 0 .3
Norway ...............................................................................................
2,174 0 .1
South Africa .......................................................................................
1,092 0 .1
Spain ..................................................................................................
6,994 0 .4
Switzerland ........................................................................................
20,623 1 .2
United Kingdom .................................................................................
13,176 0 .7
United States ......................................................................................
1,861,194 104 .5
Total Investments ............................................................................... 2,064,033

See accompanying notes which are an integral part of the financial statements.
52 Venerable Strategic Bond Fund
Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Notes to Financial Statements
Fair Value of Derivative Instruments — December 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (11,29 5 )
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 53
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,124, 632
Investments, at fair value .............................................................................................................................................................
2,064, 0 33
Cash .............................................................................................................................................................................................. 1 , 01 8
Receivables:
Dividends and interest ...................................................................................................................................................... 14, 637
Investments sold ............................................................................................................................................................... 3 5 , 011
Fund shares sold ............................................................................................................................................................... 9,596
Prepaid expenses .......................................................................................................................................................................... 20
Total assets ...............................................................................................................................................................
2,12 4 , 315
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 3 39 , 884
Fund shares redeemed ...................................................................................................................................................... 1,350
Accrued fees to affiliates .................................................................................................................................................. 1,089
Other accrued expenses .................................................................................................................................................... 74
Total liabilities ...........................................................................................................................................................
34 2 , 397
Net Assets ...............................................................................................................................................................
$ 1,781,9 18

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
54 Venerable Strategic Bond Fund
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (83, 92 0 )
Paid-in capital ..............................................................................................................................................................................
1,865,83 8
Net Assets ...............................................................................................................................................................
$ 1,781,9 18
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 9.56
Class I — Net assets ............................................................................................................................................................ $ 477 , 0 65 , 344
Class I — Shares outstanding .............................................................................................................................................. 49 , 920 , 580
Net asset value per share: Class V (#) .......................................................................................................................................... $ 9.55
Class V — Net assets ........................................................................................................................................................... $ 1,304,8 52 , 190
Class V — Shares outstanding ............................................................................................................................................. 136,576,871
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 55
Statement of Operations — For the Period Ended December 31, 2024
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,272
Interest .............................................................................................................................................................................. 25, 5 26
Total investment income ..............................................................................................................................................................
2 6 , 798
Expenses
Advisory fees ................................................................................................................................................................... 2,568
Administrative fees .......................................................................................................................................................... 685
Distribution fees - Class V ............................................................................................................................................... 1,256
Professional fees .............................................................................................................................................................. 9 9
Trustees’ fees .................................................................................................................................................................... 40
Printing fees ..................................................................................................................................................................... 3 9
Miscellaneous .................................................................................................................................................................. 1 9
Expenses before reductions .............................................................................................................................................. 4,706
Expense reductions .......................................................................................................................................................... (445)
Net expenses ................................................................................................................................................................................
4,261
Net investment income (loss) .......................................................................................................................................................
22, 537
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (1 8 , 85 6 )
Futures contracts .............................................................................................................................................................. (11,29 5 )
Net realized gain (loss) ................................................................................................................................................................
(30, 15 1 )
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... (60, 599 )
Net change in unrealized appreciation (depreciation) ................................................................................................................. (60, 599 )
Net realized and unrealized gain (loss) ........................................................................................................................................ (9 0 , 750 )
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (68,213)
(1)     For the period September 4, 2024 (commencement of operations) to December 31, 2024.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
56 Venerable Strategic Bond Fund
Statement of Changes in Net Assets
Amounts in thousands
For the Period Ended
December 31, 2024
(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 22, 537
Net realized gain (loss) ....................................................................................................................... (30, 15 1 )
Net change in unrealized appreciation (depreciation) ........................................................................ (60,599)
Net increase (decrease) in net assets from operations .............................................................................. (68,213)
Distributions
To shareholders
Class I ........................................................................................................................................... (4 ,3 7 3)
Class V .......................................................................................................................................... (11,334)
Net decrease in net assets from distributions ............................................................................................ (15,707)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 1,865,838
Total Net Increase (Decrease) in Net Assets ........................................................................
1,781,9 18
Net Assets
Beginning of period .................................................................................................................................. —
End of period .............................................................................................................................................
$ 1,781,9 18
* Share transaction amounts (in thousands) for the period ended December 31, 2024 were as follows:
2024
(1)
Shares Dollars
Class I
Proceeds from shares sold 50,473 $ 504,742
Proceeds from reinvestment of distributions 450 4,373
Payments for shares redeemed (1,00 3 ) (9,795)
Net increase (decrease)
49,92 0 499,320
Class V
Proceeds from shares sold 154,009 1,540,154
Proceeds from reinvestment of distributions 1,166 11,334
Payments for shares redeemed (18,598) (184,970)
Net increase (decrease)
136,577 1,366,518
Total increase (decrease)
186,49 7 $ 1,865,838
(1)     For the period September 4, 2024 (commencement of operations) to December 31, 2024.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
58 Venerable Strategic Bond Fund
For a Share Outstanding Throughout the Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class I
December 31, 2024(ſ) 10.00 .13 (.48) (.35) (.09) (.09)
Class V
December 31, 2024(ſ) 10.00 .1 2 (. 49 ) (.3 7 ) (.08) (.08)

See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 59
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(∆)
%
Ratio of Expenses
to Average
Net Assets,
Net
(∆)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets (
∆)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
9.56 (3.5 4 ) 477,0 6 6 .60 .60 1. 28 35
9.55 (3. 68 ) 1,304,8 52 .90 .80 1.2 1 35

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Notes to Financial Statements — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
60 Venerable Strategic Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Federal Income Taxes
At December 31, 2024 , the cost of investments, net unrealized appreciation (depreciation) and components of distributable earnings for income tax purposes were as follows:
For the period ended December 31, 2024, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to net operating loss write-offs, nondeductible expenses, deemed distributions on shareholder redemptions and/or gains and losses on securities redeemed in-kind. These adjustments have no impact on the net assets.
.
At December 31, 2024, there were no adjustments made to the Statement of Assets and Liabilities.
Advisory fees $ 685,014
Administrative fees 179,629
Distribution fees 214,296
Trustees’ fees 10,297
$ 1,089,236
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 2,124,665,683 $ 1,186, 976 $ (61, 819 , 653 ) $ ( 6 0 , 632 , 6 77) $ 6, 863 ,8 66 $ ( 30,15 1 , 4 7 1 )
December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 15,707,142 $ — $ —

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.5%
Consumer Discretionary - 13.5%
Amazon.com, Inc.(Æ) 661,132 145,047
AutoNation, Inc.(Æ) 4,560 774
AutoZone, Inc.(Æ) 843 2,699
Bath & Body Works, Inc. 59,786 2,318
Best Buy Co., Inc. 61,729 5,296
BJ's Wholesale Club Holdings, Inc.(Æ) 41,778 3,733
BorgWarner, Inc. 56,664 1,801
CarMax, Inc.(Æ) 9,124 746
Carnival Corp.(Æ) 62,698 1,562
Carvana Co.(Æ) 6,324 1,286
Chipotle Mexican Grill, Inc. Class A(Æ) 69,670 4,201
Comcast Corp. Class A 492,736 18,492
Costco Wholesale Corp. 13,142 12,042
Crocs, Inc.(Æ) 12,359 1,354
Curtiss-Wright Corp. 13,590 4,823
Darden Restaurants, Inc. 6,840 1,277
Deckers Outdoor Corp.(Æ) 10,050 2,041
Dick's Sporting Goods, Inc. 10,848 2,482
Dollar Tree, Inc.(Æ) 21,792 1,633
DR Horton, Inc. 21,665 3,029
eBay, Inc. 55,173 3,418
Expedia Group, Inc.(Æ) 18,499 3,447
Ford Motor Co. 233,753 2,314
Fox Corp. Class A 86,402 4,197
Garmin, Ltd. 18,987 3,916
General Motors Co. 259,698 13,834
Hasbro, Inc. 7,979 446
Home Depot, Inc. (The) 18,410 7,161
Interpublic Group of Cos., Inc. (The) 22,235 623
Lennar Corp. Class A 16,533 2,255
Lithia Motors, Inc. Class A 1,710 611
Lowe's Cos., Inc. 61,353 15,142
Lululemon Athletica , Inc.(Æ) 6,887 2,634
Mattel, Inc.(Æ) 81,262 1,441
Netflix, Inc. Class B(Æ) 40,770 36,339
New York Times Co. (The) Class A 27,907 1,453
Nike, Inc. Class B 37,605 2,846
NVR, Inc.(Æ) 176 1,439
Omnicom Group, Inc. 12,544 1,079
Paramount Global Class B 175,907 1,840
Penske Automotive Group, Inc. 3,991 608
PulteGroup, Inc. 15,965 1,739
Ralph Lauren Corp. Class A 12,547 2,898
Raytheon Technologies Corp. 283,176 32,769
Skechers USA, Inc. Class A(Æ) 7,414 499
Starbucks Corp. 43,431 3,963
Target Corp. 58,528 7,912
Tesla, Inc.(Æ) 95,861 38,714
Texas Roadhouse, Inc. Class A 18,870 3,405
TJX Cos., Inc. (The) 250,364 30,246
Toll Brothers, Inc. 5,702 718
Walmart, Inc. 390,524 35,284
Walt Disney Co. (The) 98,665 10,986
Warner Bros Discovery, Inc.(Æ) 123,584 1,306
Williams-Sonoma, Inc. 17,938 3,322
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wynn Resorts, Ltd. 5,703 491
497,931
Consumer Staples - 3.5%
Altria Group, Inc. 125,878 6,582
Archer-Daniels-Midland Co. 90,354 4,565
BellRing Brands, Inc.(Æ) 27,576 2,078
Bunge, Ltd. 37,852 2,943
Campbell Soup Co. 17,100 716
Casey's General Stores, Inc. 3,958 1,568
Coca-Cola Co. (The) 191,637 11,931
Coca-Cola Consolidated, Inc. 1,829 2,305
Colgate-Palmolive Co. 145,183 13,199
Conagra Brands, Inc. 27,940 775
Constellation Brands, Inc. Class A 1,711 378
Estee Lauder Cos., Inc. (The) Class A 16,827 1,262
General Mills, Inc. 31,358 2,000
Hormel Foods Corp. 5,693 179
Ingredion, Inc. 23,467 3,228
Keurig Dr Pepper, Inc. 76,404 2,454
Kimberly-Clark Corp. 39,181 5,134
Kraft Heinz Co. (The) 60,431 1,856
Kroger Co. (The) 136,623 8,355
Molson Coors Beverage Co. Class B 25,329 1,452
Mondelez International, Inc. Class A 45,817 2,737
Monster Beverage Corp.(Æ) 196,236 10,314
PepsiCo, Inc. 138,001 20,984
Philip Morris International, Inc. 89,510 10,773
Procter & Gamble Co. (The) 50,071 8,394
Sysco Corp. 28,505 2,179
128,341
Energy - 3.0%
Baker Hughes Co. 55,857 2,291
Chevron Corp. 172,777 25,025
Eaton Corp. PLC 78,573 26,077
EOG Resources, Inc. 106,292 13,029
EQT Corp. 95,259 4,392
Exxon Mobil Corp. 141,547 15,226
First Solar, Inc.(Æ) 6,271 1,105
Kinder Morgan, Inc. 352,401 9,656
Matador Resources Co. 27,894 1,569
Range Resources Corp. 13,688 492
TechnipFMC PLC 93,909 2,718
Texas Pacific Land Corp. 2,130 2,356
Valero Energy Corp. 23,133 2,836
Weatherford International PLC 16,190 1,160
Williams Cos., Inc. (The) 42,764 2,314
110,246
Financial Services - 16.1%
Aflac, Inc. 98,966 10,237
Ally Financial, Inc. 13,683 493
American Express Co. 45,548 13,518
American Financial Group, Inc. 3,991 546
American International Group, Inc. 33,070 2,407

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
62 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Tower Corp.(ö) 43,059 7,897
Ameriprise Financial, Inc. 5,102 2,716
Arch Capital Group, Ltd. 18,815 1,738
Assurant, Inc. 2,279 486
AvalonBay Communities, Inc.(ö) 6,833 1,503
Axis Capital Holdings, Ltd. 23,079 2,045
Bank of America Corp. 905,753 39,808
Bank of New York Mellon Corp. (The) 235,036 18,058
Berkshire Hathaway, Inc. Class A(Æ) 34 23,151
Berkshire Hathaway, Inc. Class B(Æ) 44,533 20,186
BlackRock, Inc. 3,556 3,645
Blackstone, Inc. Class A 22,921 3,952
Camden Property Trust(ö) 14,448 1,677
Capital One Financial Corp. 17,102 3,050
Carlyle Group, Inc. (The) 9,045 457
Charles Schwab Corp. (The) 60,220 4,457
Chubb, Ltd. 21,094 5,828
Cincinnati Financial Corp. 34,139 4,906
Citigroup, Inc. 169,913 11,960
Citizens Financial Group, Inc. 22,229 973
CME Group, Inc. Class A 15,565 3,615
Commerce Bancshares, Inc. 31,581 1,968
CubeSmart (ö) 53,154 2,278
Cullen/Frost Bankers, Inc. 2,848 382
Discover Financial Services 13,682 2,370
East West Bancorp, Inc. 6,842 655
Equinix , Inc.(ö) 6,290 5,931
Evercore , Inc. Class A 7,614 2,111
Everest Re Group, Ltd. 1,139 413
Extra Space Storage, Inc.(ö) 10,295 1,540
Fidelity National Financial, Inc. 13,679 768
Fifth Third Bancorp 27,370 1,157
First Citizens BancShares , Inc. Class A 666 1,407
First Horizon Corp. 14,265 287
First Industrial Realty Trust, Inc.(ö) 39,255 1,968
Gaming and Leisure Properties, Inc.(ö) 55,923 2,693
Goldman Sachs Group, Inc. (The) 33,991 19,464
Hartford Financial Services Group, Inc.
(The) 83,407 9,125
Huntington Bancshares, Inc. 72,410 1,178
Intercontinental Exchange, Inc. 103,225 15,382
Invesco, Ltd. 11,960 209
Janus Henderson Group PLC 36,879 1,568
Jefferies Financial Group, Inc. 61,940 4,856
Jones Lang LaSalle, Inc.(Æ) 6,681 1,691
JPMorgan Chase & Co. 287,283 68,866
Loews Corp. 12,541 1,062
LPL Financial Holdings, Inc. 3,420 1,117
M&T Bank Corp. 6,840 1,286
Markel Group, Inc.(Æ) 570 984
Marsh & McLennan Cos., Inc. 22,875 4,859
MasterCard, Inc. Class A 63,094 33,223
MetLife, Inc. 41,619 3,408
MGIC Investment Corp. 73,621 1,746
Morgan Stanley 116,394 14,633
Northern Trust Corp. 30,441 3,120
Old Republic International Corp. 85,954 3,111
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Omega Healthcare Investors, Inc.(ö) 38,076 1,441
PNC Financial Services Group, Inc. (The) 19,955 3,848
Primerica, Inc. 1,710 464
Principal Financial Group, Inc. 12,541 971
Progressive Corp. (The) 38,313 9,180
Prologis, Inc.(ö) 136,815 14,461
Prudential Financial, Inc. 18,245 2,163
Public Storage(ö) 15,481 4,636
Raymond James Financial, Inc. 10,261 1,594
Regions Financial Corp. 45,611 1,073
Reinsurance Group of America, Inc. Class A 2,851 609
SEI Investments Co. 36,315 2,995
Simon Property Group, Inc.(ö) 10,874 1,873
State Street Corp. 90,176 8,851
Stifel Financial Corp. 5,129 544
Synchrony Financial 129,295 8,404
T Rowe Price Group, Inc. 72,409 8,189
Tradeweb Markets, Inc. Class A 32,687 4,279
Travelers Cos., Inc. (The) 71,064 17,119
Truist Financial Corp. 84,517 3,666
Unum Group 61,966 4,525
US Bancorp 208,609 9,978
Visa, Inc. Class A 153,320 48,455
Voya Financial, Inc. 30,430 2,094
Webster Financial Corp. 8,554 472
Wells Fargo & Co. 325,644 22,873
Willis Towers Watson PLC 5,131 1,607
WR Berkley Corp. 19,379 1,134
Zions Bancorp NA 35,836 1,944
595,567
Health Care - 11.8%
Abbott Laboratories 84,510 9,559
AbbVie, Inc. 218,001 38,739
Agilent Technologies, Inc. 49,270 6,619
Alcon, Inc. 45,005 3,820
Alnylam Pharmaceuticals, Inc.(Æ) 11,367 2,675
Amgen, Inc. 16,617 4,331
Bio-Rad Laboratories, Inc. Class A(Æ) 5,680 1,866
Boston Scientific Corp.(Æ) 122,483 10,940
Bristol-Myers Squibb Co. 287,277 16,248
Cardinal Health, Inc. 42,896 5,073
Cencora , Inc. Class A 24,767 5,565
Charles River Laboratories International,
Inc.(Æ) 10,853 2,003
Cigna Group (The) 16,534 4,566
Danaher Corp. 46,225 10,611
DaVita, Inc.(Æ) 4,562 682
Doximity , Inc. Class A(Æ) 30,854 1,647
Edwards Lifesciences Corp.(Æ) 27,531 2,038
Eli Lilly & Co. 56,460 43,586
Exelixis , Inc.(Æ) 85,091 2,834
Gilead Sciences, Inc. 231,981 21,428
HCA Healthcare, Inc. 30,787 9,241
Henry Schein, Inc.(Æ) 7,408 513
Icon PLC(Æ) 8,054 1,689
IDEXX Laboratories, Inc.(Æ) 4,416 1,826

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Incyte Corp.(Æ) 45,313 3,130
Inspire Medical Systems, Inc.(Æ) 8,124 1,506
Intuitive Surgical, Inc.(Æ) 51,440 26,850
Jazz Pharmaceuticals PLC(Æ) 18,091 2,228
Johnson & Johnson 234,926 33,975
Labcorp Holdings, Inc. 5,702 1,308
McKesson Corp. 14,842 8,459
Medpace Holdings, Inc.(Æ) 7,554 2,510
Medtronic PLC 159,345 12,728
Merck & Co., Inc. 64,752 6,442
Quest Diagnostics, Inc. 7,981 1,204
Regeneron Pharmaceuticals, Inc.(Æ) 2,043 1,455
ResMed , Inc. 13,778 3,151
Stryker Corp. 66,262 23,858
Tenet Healthcare Corp.(Æ) 31,476 3,973
Thermo Fisher Scientific, Inc. 44,622 23,214
United Therapeutics Corp.(Æ) 14,809 5,225
UnitedHealth Group, Inc. 83,593 42,285
Universal Health Services, Inc. Class B 17,450 3,131
Veeva Systems, Inc. Class A(Æ) 18,821 3,957
Vertex Pharmaceuticals, Inc.(Æ) 6,782 2,731
Viatris , Inc. 68,987 859
Waters Corp.(Æ) 13,854 5,140
West Pharmaceutical Services, Inc. 7,693 2,520
Zoetis, Inc. Class A 29,344 4,781
434,719
Materials and Processing - 3.8%
Acuity Brands, Inc. 10,863 3,173
Air Products & Chemicals, Inc. 13,500 3,916
Amcor PLC 83,780 788
AptarGroup, Inc. 13,885 2,181
Axalta Coating Systems, Ltd.(Æ) 45,058 1,542
Berry Global Group, Inc. 5,698 368
Builders FirstSource , Inc.(Æ) 7,413 1,060
CF Industries Holdings, Inc. 59,054 5,038
Commercial Metals Co. 2,281 113
CRH PLC 35,730 3,306
Crown Holdings, Inc. 65,614 5,426
DuPont de Nemours, Inc. 61,180 4,665
Eagle Materials, Inc. 1,709 422
Eastman Chemical Co. 6,841 625
Ecolab, Inc. 50,267 11,779
Fastenal Co. 98,020 7,049
Fortune Brands Innovations, Inc. 6,839 467
Freeport-McMoRan, Inc. 34,832 1,326
General Electric Co. 48,131 8,028
Graphic Packaging Holding Co. 18,248 496
International Paper Co. 15,963 859
Johnson Controls International PLC 30,784 2,430
Lennox International, Inc. 2,672 1,628
Linde PLC 35,784 14,981
Martin Marietta Materials, Inc. 9,695 5,007
Masco Corp. 34,778 2,524
Mohawk Industries, Inc.(Æ) 3,422 408
Owens Corning 6,271 1,068
Packaging Corp. of America 7,361 1,657
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pool Corp. 4,386 1,495
PPG Industries, Inc. 6,272 749
Reliance Steel & Aluminum Co. 9,422 2,537
Royal Gold, Inc. 11,003 1,451
RPM International, Inc. 36,466 4,488
Sherwin-Williams Co. (The) 36,483 12,401
Southern Copper Corp. 23,941 2,182
Steel Dynamics, Inc. 12,542 1,431
Trane Technologies PLC 32,292 11,927
UFP Industries, Inc. 3,419 385
Vulcan Materials Co. 33,873 8,713
140,089
Producer Durables - 8.1%
3M Co. 67,789 8,751
ADT, Inc. 46,719 323
Allison Transmission Holdings, Inc. Class A 21,034 2,273
Amerco , Inc./ U-Haul Holding Co. 11,405 730
AMETEK, Inc. 19,362 3,490
Amphenol Corp. Class A 140,689 9,771
Automatic Data Processing, Inc. 44,889 13,140
BWX Technologies, Inc. 38,537 4,293
Canadian Pacific Kansas City, Ltd. 48,565 3,515
Carlisle Cos., Inc. 13,028 4,805
Caterpillar, Inc. 49,618 17,999
Cintas Corp. 38,002 6,943
Corpay , Inc.(Æ) 3,421 1,158
CSX Corp. 112,892 3,643
Cummins, Inc. 14,627 5,099
Deere & Co. 24,990 10,588
Delta Air Lines, Inc. 64,804 3,921
Dover Corp. 6,272 1,177
EMCOR Group, Inc. 5,203 2,362
Emerson Electric Co. 65,630 8,134
FedEx Corp. 14,253 4,010
Generac Holdings, Inc.(Æ) 16,380 2,540
Gentex Corp. 13,116 377
H&R Block, Inc. 32,341 1,709
Honeywell International, Inc. 56,773 12,824
Illinois Tool Works, Inc. 21,640 5,487
Ingersoll Rand, Inc. 56,575 5,118
Keysight Technologies, Inc.(Æ) 10,007 1,607
L3Harris Technologies, Inc. 20,401 4,290
Landstar System, Inc. 10,573 1,817
Lockheed Martin Corp. 36,472 17,723
MarketAxess Holdings, Inc. 6,363 1,438
Mettler -Toledo International, Inc.(Æ) 9,398 11,500
Middleby Corp. (The)(Æ) 2,281 309
Moody's Corp. 3,162 1,497
Murphy USA, Inc. 1,025 514
Northrop Grumman Corp. 16,280 7,640
Old Dominion Freight Line, Inc. 24,893 4,391
Oshkosh Corp. 3,988 379
PACCAR, Inc. 30,218 3,143
Parker-Hannifin Corp. 3,550 2,258
PayPal Holdings, Inc.(Æ) 206,320 17,609
Republic Services, Inc. Class A 17,494 3,519

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
64 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ryder System, Inc. 12,807 2,009
S&P Global, Inc. 22,469 11,190
Snap-on, Inc. 8,286 2,813
Stanley Black & Decker, Inc. 20,752 1,666
Textron, Inc. 13,683 1,047
TopBuild Corp.(Æ) 570 177
Toro Co. (The) 2,734 219
U-Haul Holding Co.(Æ) 1,143 79
Union Pacific Corp. 79,827 18,204
United Airlines, Inc.(Æ) 18,811 1,827
United Rentals, Inc. 3,620 2,550
Verisk Analytics, Inc. Class A 5,049 1,391
W.W. Grainger, Inc. 13,674 14,413
Waste Management, Inc. 51,778 10,448
WESCO International, Inc. 2,850 516
Xylem, Inc. 31,992 3,712
Zebra Technologies Corp. Class A(Æ) 4,466 1,725
297,800
Technology - 35.5%
Accenture PLC Class A 20,677 7,274
Adobe, Inc.(Æ) 50,069 22,265
Advanced Micro Devices, Inc.(Æ) 10,382 1,254
Airbnb, Inc. Class A(Æ) 42,803 5,625
Allegion PLC 5,129 670
Alphabet, Inc. Class A 349,934 66,242
Alphabet, Inc. Class C 276,815 52,717
Amkor Technology, Inc. 12,550 322
Apple, Inc. 753,672 188,735
Applied Materials, Inc. 47,403 7,709
AppLovin Corp. Class A(Æ) 6,832 2,212
Arista Networks, Inc.(Æ) 101,577 11,227
Arrow Electronics, Inc.(Æ) 16,004 1,810
Atlassian Corp. Class A(Æ) 6,350 1,545
Autodesk, Inc.(Æ) 29,228 8,639
Booking Holdings, Inc. 3,619 17,981
Broadcom, Inc. 164,536 38,146
Cadence Design Systems, Inc.(Æ) 5,735 1,723
Cirrus Logic, Inc.(Æ) 14,810 1,475
Cisco Systems, Inc. 224,060 13,264
Cognizant Technology Solutions Corp.
Class A 28,504 2,192
Corteva , Inc. 16,781 956
Crowdstrike Holdings, Inc. Class A(Æ) 3,770 1,290
Dell Technologies, Inc. Class C 17,105 1,971
DocuSign, Inc.(Æ) 46,152 4,151
DoorDash , Inc. Class A(Æ) 12,082 2,027
Dropbox, Inc. Class A(Æ) 82,067 2,465
Electronic Arts, Inc. 39,565 5,788
EPAM Systems, Inc.(Æ) 6,173 1,443
Etsy, Inc.(Æ) 30,735 1,626
F5, Inc.(Æ) 6,395 1,608
Fair Isaac Corp.(Æ) 2,184 4,348
Fidelity National Information Services, Inc. 45,604 3,683
Fortinet, Inc.(Æ) 40,837 3,858
Gen Digital, Inc. 187,632 5,137
Genpact , Ltd. 61,908 2,659
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GoDaddy , Inc. Class A(Æ) 26,656 5,261
Guidewire Software, Inc.(Æ) 8,885 1,498
Hewlett Packard Enterprise Co. 217,136 4,636
HP, Inc. 152,017 4,960
HubSpot , Inc.(Æ) 3,365 2,345
Intel Corp. 62,595 1,255
International Business Machines Corp. 51,803 11,388
Intuit, Inc. 40,309 25,334
Jabil, Inc. 5,699 820
KLA Corp. 18,621 11,733
Lam Research Corp. 47,911 3,461
Lattice Semiconductor Corp.(Æ) 122,005 6,912
Leidos Holdings, Inc. 40,948 5,899
Manhattan Associates, Inc.(Æ) 17,187 4,645
Maplebear , Inc.(Æ) 51,152 2,119
Marvell Technology, Inc. 146,808 16,215
Match Group, Inc. 62,085 2,031
Meta Platforms, Inc. Class A 124,959 73,165
Micron Technology, Inc. 21,715 1,828
Microsoft Corp. 466,287 196,540
MongoDB, Inc.(Æ) 5,298 1,233
Monolithic Power Systems, Inc. 19,391 11,474
Motorola Solutions, Inc. 16,978 7,848
NetApp, Inc. 63,071 7,321
NVIDIA Corp. 1,585,019 212,852
ON Semiconductor Corp.(Æ) 21,665 1,366
Oracle Corp. 96,341 16,054
Palantir Technologies, Inc. Class A(Æ) 55,122 4,169
Palo Alto Networks, Inc.(Æ) 45,869 8,346
Pinterest, Inc. Class A(Æ) 52,814 1,532
PTC, Inc.(Æ) 29,191 5,367
Qorvo , Inc.(Æ) 25,617 1,791
QUALCOMM, Inc. 135,696 20,846
Roku, Inc.(Æ) 15,078 1,121
Salesforce, Inc. 69,266 23,158
ServiceNow , Inc.(Æ) 22,384 23,730
Smartsheet , Inc. Class A(Æ) 37,687 2,112
Spotify Technology SA(Æ) 8,327 3,725
SS&C Technologies Holdings, Inc. 37,783 2,863
Synopsys, Inc.(Æ) 31,555 15,316
TD SYNNEX Corp. 18,543 2,175
TE Connectivity PLC 50,730 7,253
Texas Instruments, Inc. 88,370 16,570
Twilio , Inc. Class A(Æ) 19,989 2,160
Tyler Technologies, Inc.(Æ) 4,138 2,386
Uber Technologies, Inc.(Æ) 179,028 10,799
UiPath , Inc. Class A(Æ) 126,176 1,604
VeriSign, Inc.(Æ) 15,239 3,154
Workday, Inc. Class A(Æ) 32,511 8,389
Zoom Video Communications, Inc. Class
A(Æ) 74,633 6,091
1,310,887
Utilities - 3.2%
American Water Works Co., Inc. 10,777 1,342
Antero Midstream Corp. 26,788 404
AT&T, Inc. 894,612 20,369

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cheniere Energy, Inc. 37,372 8,030
ConocoPhillips 64,692 6,416
Consolidated Edison, Inc. 19,956 1,781
Dominion Energy, Inc. 48,461 2,610
DT Midstream, Inc. 2,277 226
Duke Energy Corp. 44,471 4,791
Edison International 16,530 1,320
Entergy Corp. 50,832 3,854
Evergy , Inc. 13,109 807
NextEra Energy, Inc. 100,538 7,208
NRG Energy, Inc. 70,732 6,381
OGE Energy Corp. 11,400 470
Pinnacle West Capital Corp. 6,270 532
PPL Corp. 42,752 1,388
Public Service Enterprise Group, Inc. 77,253 6,527
Sempra Energy 122,907 10,781
Southern Co. (The) 163,662 13,473
T-Mobile US, Inc. 20,985 4,632
Verizon Communications, Inc. 311,906 12,473
Vistra Corp. 20,351 2,806
WEC Energy Group, Inc. 7,982 751
119,372
Total Common Stocks
(cost $3,397,052) 3,634,952
Short-Term Investments - 1.7%
State Street Institutional Liquid Reserves
Fund 64, 807 , 237 64,827
Total Short-Term Investments
(cost $64,823) 64,827
Total Investments - 100.2%
(identified cost $3,461,875) 3,699,779
Other Assets and Liabilities,
Net - (0.2)%
(7,898)
Net Assets - 100.0%
3,691,881

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
66 Venerable US Large Cap Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 175 USD 51,938 03/25 (1,338)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,338)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient Total % of Net Assets
Common Stocks
Consumer Discretionary $ 497,931 $ — $ —
$ —
$ 497,931 13.5
Consumer Staples 128,341 — —
—
128,341 3.5
Energy 110,246 — —
—
110,246 3.0
Financial Services 595,567 — —
—
595,567 16.1
Health Care 434,719 — —
—
434,719 11.8
Materials and Processing 140,0 89 — —
—
140,0 89 3.8
Producer Durables 297,800 — —
—
297,800 8.1
Technology 1,310,887 — —
—
1,310,887 35. 5
Utilities 119,372 — —
—
119,372 3.2
Short-Term Investments 64, 827 — — — 64, 827 1. 7
Total Investments 3,699, 779 — — — 3,699, 779 100.2
Other Assets and Liabilities, Net
(0.2)
100.0
Other Financial Instruments
A
Liabilities
Futures Contracts (1,338) — — — (1,338) (—)
*
Total Other Financial Instruments
**
$ (1,338) $ — $ — $ — $ (1,338)
*
Less than .05% of net assets.
**
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 67
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Canada ................................................................................................
3,515 0.1
Ireland ................................................................................................
7,274 0.2
Mexico ...............................................................................................
2,182 —
*
Switzerland ........................................................................................
7,253 0.2
United Kingdom .................................................................................
2,718 0.1
United States ......................................................................................
3,676,837 99.6
Total Investments ............................................................................... 3,699,779
*
Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
68 Venerable US Large Cap Strategic Equity Fund
Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Notes to Financial Statements
Fair Value of Derivative Instruments — December 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,338
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 15,882 $ —
Foreign currency exchange contracts — 24
Total
$ 15,882 $ 24
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,338) $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 69
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 3,461, 875
Investments, at fair value .............................................................................................................................................................
3,699, 779
Cash .............................................................................................................................................................................................. 30
Receivables:
Dividends and interest ...................................................................................................................................................... 2,34 2
From broker(a) ................................................................................................................................................................. 2 , 935
Prepaid expenses .......................................................................................................................................................................... 40
Total assets ...............................................................................................................................................................
3,70 5 , 126
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 267
Fund shares redeemed ...................................................................................................................................................... 10,09 4
Accrued fees to affiliates .................................................................................................................................................. 2,583
Other accrued expenses .................................................................................................................................................... 100
Variation margin on futures contracts .............................................................................................................................. 201
Total liabilities ...........................................................................................................................................................
1 3 , 245
Net Assets ...............................................................................................................................................................
$ 3,691,881

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
70 Venerable US Large Cap Strategic Equity Fund
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 285,3 89
Paid-in capital ..............................................................................................................................................................................
3,406,49 2
Net Assets ...............................................................................................................................................................
$ 3,691,881
(a)   Receivable from Broker for Futures ..................................................................................................................................
$ 2 , 935
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 10.7 7
Class I — Net assets ............................................................................................................................................................ $ 1,415,577,499
Class I — Shares outstanding .............................................................................................................................................. 131,471,697
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.7 6
Class V — Net assets ........................................................................................................................................................... $ 2,276,303, 689
Class V — Shares outstanding ............................................................................................................................................. 211,473,847
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 71
Statement of Operations — For the Period Ended December 31, 2024
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 16,92 2
Total investment income ..............................................................................................................................................................
16,922
Expenses
Advisory fees ................................................................................................................................................................... 7,200
Administrative fees .......................................................................................................................................................... 1,440
Distribution fees - Class V ............................................................................................................................................... 2,208
Professional fees .............................................................................................................................................................. 13 3
Trustees’ fees .................................................................................................................................................................... 84
Printing fees ..................................................................................................................................................................... 79
Miscellaneous .................................................................................................................................................................. 2 9
Expenses before reductions .............................................................................................................................................. 11,173
Expense reductions .......................................................................................................................................................... (1,375)
Net expenses ................................................................................................................................................................................
9,798
Net investment income (loss) .......................................................................................................................................................
7,124
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 25,81 4
Futures contracts .............................................................................................................................................................. 15,882
Foreign currency exchange contracts ............................................................................................................................... 24
Foreign currency-related transactions .............................................................................................................................. (21)
Net realized gain (loss) ................................................................................................................................................................
41,69 9
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 237,90 4
Futures contracts .............................................................................................................................................................. (1,338)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 236,56 6
Net realized and unrealized gain (loss) ........................................................................................................................................ 278,265
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 285,389
(1)     For the period September 4, 2024 (commencement of operations) to December 31, 2024.

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
72 Venerable US Large Cap Strategic Equity Fund
Statement of Changes in Net Assets
Amounts in thousands
For the Period Ended
December 31, 2024
(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 7,124
Net realized gain (loss) ....................................................................................................................... 41,69 9
Net change in unrealized appreciation (depreciation) ........................................................................ 236,56 6
Net increase (decrease) in net assets from operations .............................................................................. 285,389
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 3,406,492
Total Net Increase (Decrease) in Net Assets ........................................................................
3,691,881
Net Assets
Beginning of period .................................................................................................................................. —
End of period .............................................................................................................................................
$ 3,691,881
* Share transaction amounts (in thousands) for the period ended December 31, 2024 were as follows:
2024
(1)
Shares Dollars
Class I
Proceeds from shares sold 149,859 $ 1,499,707
Payments for shares redeemed (18,387) (196,737)
Net increase (decrease)
131,472 1,302,970
Class V
Proceeds from shares sold
(2)
229,324 2,294,720
Payments for shares redeemed (17,850) (191,198)
Net increase (decrease)
211,474 2,103,522
Total increase (decrease)
342,946 $ 3,406,492
(1) For the period September 4, 2024 (commencement of operations) to December 31, 2024.
(2) During the period ended December 31, 2024, Venerable US Large Cap Strategic Equity Fund received securities in the amount of $2,210,034 for Class V to satisfy a subscription-in-kind.

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
74 Venerable US Large Cap Strategic Equity Fund
For a Share Outstanding Throughout the Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Net Asset Value,
End of
Period
Class I
December 31, 2024(ſ) 10.00 .02 .75 .77 10.77
Class V
December 31, 2024(ſ) 10.00 .02 .74 .76 10.76

See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 75
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(∆)
%
Ratio of Expenses
to Average
Net Assets,
Net
(∆)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(∆)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
7.70 1,415,577 .75 .75 .21 42
7.60 2,276,304 1.05 .86 .17 42

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Notes to Financial Statements — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
76 Venerable US Large Cap Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Federal Income Taxes
At December 31, 2024 , the cost of investments, net unrealized appreciation (depreciation) and components of distributable earnings for income tax purposes were as follows:
For the period ended December 31, 2024, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to net operating loss write-offs, nondeductible expenses, deemed distributions on shareholder redemptions and/or gains and losses on securities redeemed in-kind. These adjustments have no impact on the net assets.
At December 31, 2024, there were no adjustments made to the Statement of Assets and Liabilities.
Advisory fees $ 1,947,022
Administrative fees 389,306
Distribution fees 222,575
Trustees’ fees 23,773
$ 2,582,676
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 3,465,164,675 $ 352,148,663 $ (117,534,116) $ 234,614,547 $ 42,018,379 $ 8,756,878
December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ — $ — $ —

Venerable Variable Insurance Trust
Notes to Schedules of Investments — December 31, 2024
Notes to Schedules of Investments 77
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(ç) At amortized cost, which approximates fair value – due within 60 days.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(Þ) Restricted security. Rule 144A security not registered under the Securities Act of 1933. See Note 7 in the Notes to Financial
Statements.
(å) Currency balances were pledged in connection with futures contracts entered into by the Fund.
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
ADR - American Depositary Receipt
CME - Chicago Mercantile Exchange
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
GDR - Global Depositary Receipt
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STRIPS - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom
USD - United States dollar

Venerable Variable Insurance Trust
Notes to Financial Highlights — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
78 Notes to Financial Highlights
(ſ) For the period September 4, 2024 (commencement of operations) to December 31, 2024.
(ǿ) The total return and portfolio turnover rate for periods less than one year are not annualized.
(∆) The ratios for periods less than one year are annualized.
(ƥ) Average daily shares outstanding were used for this calculation.
(Ƃ)
May reflect amounts waived and/or reimbursed by Venerable Investment Advisers, LLC (“VIA”) and Russell Investments Financial Services,
LLC.
(Ɵ) Less than $.01 per share.
(±) The total return does not reflect any Insurance Company Separate Account or Policy Charges for which the Funds serve as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
(‡)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests .
(∏)
The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

Venerable Variable Insurance Trust
Notes to Financial Statements — December 31, 2024
Notes to Financial Statements 79
1. Organization
Venerable Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2023 and is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. As of December 31, 2024, the Trust offered five different investment portfolios (each a “Fund” and collectively, the
“Funds”). Each Fund’s shares are offered at net asset value (“NAV”) to qualified insurance company separate accounts serving as investment options under variable insurance products.
Venerable Investment Advisers, LLC (“VIA” or the “Adviser”), a wholly-owned subsidiary of Venerable Holdings, Inc., serves as the investment adviser to the Funds. VIA oversees all investment advisory and portfolio management services. The Adviser acts as a manager of managers and makes recommendations with respect to the selection and continued employment of the sub-
advisers and money managers to manage the Funds’ assets. The Adviser performs diligence on and monitors the sub-advisers and money managers, and reviews investment performance and adherence to compliance procedures.
The Funds are authorized to issue shares of beneficial interest in one or more classes. The Funds currently offer two classes of shares: Class V and Class I. Class V is subject to a Rule 12b-1 distribution fee while Class I is not subject to a Rule 12b-1 fee.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the fiscal period ended December 31, 2024.
The Venerable Moderate Allocation Fund pursues its investment objective by investing exclusively in other affiliated mutual funds managed by the Adviser. The Venerable Large Cap Index Fund, the Venerable Strategic Bond Fund and the Venerable
High Yield Fund each use a sub-adviser to pursue its investment objective. The Venerable U.S. Large Cap Strategic Equity Fund
uses a multi-style and multi-manager approach including the use of sub-advisers and money managers to pursue its investment objective.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies under the Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
The Funds adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or operating results. Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by its chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. VIA serves as the CODM. Since VIA evaluates the performance of each Fund holistically as outlined in the Fund’s prospectus, each
Fund is a single reporting segment. VIA uses the holdings composition data, total returns, Fund expense information, and share transactions presented in the Funds’ financial statements to assess the single segment performance and make resource allocation decisions. The accounting policies of the segment are the same as those described in the summary of significant accounting policies. Segment assets and significant segment expenses are reflected in each Funds’ Statement of Assets and Liabilities and
Statement of Operations, respectively.
Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2024
80 Notes to Financial Statements
December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the
Board of Trustees (“the Board”) has designated VIA as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable, for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments in markets that are active, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, Exchange Traded Funds (“ETFs”), and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. Equity securities and ETFs traded on the
NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listen on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if applicable. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their closing NAV. Investments in government money market funds have a stable NAV. U.S. government and agency securities are valued at the evaluated bidding price, which approximates fair value. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 81
trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Investments in mutual funds as described above are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. OTC derivatives that use broker-
dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2024
82 Notes to Financial Statements
on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
There were no Level 3 investments at the beginning or end of the period.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by VIA and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When VIA applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that VIA believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by VIA would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
VIA employs third-party pricing vendors to provide fair value measurements. VIA oversees third-party pricing service providers in order to support the valuation process. VIA may also utilize the Funds’ sub-administrator to assist with the determination of the hierarchy level for fair values securities and in completing the required financial reporting disclosure for Level 3 fair value securities.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 83
Federal Income Taxes
The Trust consists of multiple Funds each of which for federal income tax purposes is treated separately from any other. Each
Fund intends to elect and expects to qualify each year as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”). If a Fund so qualifies, it will not be subject to federal income tax on the portion of its income and gains that it distributes to shareholders.
Each Fund intends to comply with the diversification requirements of Section 817(h) of the Code and the Treasury regulations promulgated thereunder such that the owners of Variable Contracts should not currently be subject to federal income tax on distributions by a Fund of its net investment income and net realized capital gains that are left to accumulate in the contracts or under a qualified pension or retirement plan.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. The Funds have analyzed the tax positions taken or expected to be taken on the Fund’s federal income tax return from the period from September 4, 2024 through the period ended December 31, 2024, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period from September 4, 2024 through December 31, 2024, the Funds did not incur any interest or tax penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Each Fund intends to pay dividends at least annually from its net investment income. Capital gains, if any, may be paid at least annually. A Fund may distribute dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either dividends or capital gain distributions. Dividends and distributions from a Fund will be automatically reinvested in shares of that
Fund unless the shareholder elects to receive distributions in cash.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by VIA, the Funds’ adviser and administrator. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2024
84 Notes to Financial Statements
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Foreign currency spot contracts are categorized as Level 1 of the fair value hierarchy.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, risk management (hedging) purposes and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes.
Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still insolvency risk of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-
traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended December 31, 2024, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 85
Funds
Strategies
Venerable Large Cap Index Fund
Exposing cash to markets and trade settlement
Venerable Strategic Bond Fund
Risk management (hedging) purposes
Venerable US Large Cap Strategic Equity Fund
Exposing cash to markets
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended December 31, 2024, the following Funds entered into futures contracts primarily for the strategies listed below:
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non- agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. A Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may also invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2024
86 Notes to Financial Statements
securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments, in the form of investment income, rise with inflation and fall with deflation.
3. Investment Transactions
Securities
During the period ended December 31, 2024, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, and in-kind transactions) were as follows:
During the period ended December 31, 2024, the Funds’ purchases and sales of U.S. government and agency obligations
(excluding short-term investments, and in-kind transactions) were as follows:
During the period ended December 31, 2024, the Funds’ in-kind purchases and sales of investment securities were as follows:
4. Related Party, Fees and Expenses
Adviser and Administrator
The Adviser oversees all investment advisory and portfolio management services. In addition, the Adviser makes recommendations with respect to the selection and continued employment of the Sub-Advisers and money managers to manage the Funds’ assets, performs diligence on and monitors the sub-advisers and money managers, and reviews investment performance and adherence to compliance procedures. The Adviser pays each sub-adviser’s fees out of the advisory fee paid by the respective Fund to the
Adviser. The remainder of the advisory fee is retained by the Adviser as compensation. From its sub-advisory fees received from the Adviser, Franklin Advisers, Inc., a sub-adviser to certain Funds, pays all fees to the money managers for their investment advisory services.
The Adviser also serves as the administrator of the Trust. The Adviser provides the Funds with office space, equipment, and the personnel necessary to operate and administer the Funds’ business. The Adviser furnishes, or arranges for others to furnish,
Funds Purchases Sales
Venerable High Yield Fund $ 631,546,266 $ 43,503,134
Venerable Large Cap Index Fund 616,530,890 827,435,644
Venerable Moderate Allocation Fund 2,518,195,210 235,061,465
Venerable Strategic Bond Fund 1,028,361,717 81,546,028
Venerable US Large Cap Strategic Equity Fund 2,731,325,004 1,570,061,381
Fund Purchases Sales
Venerable Strategic Bond Fund $ 1,445,700,278 $ 563,817,702
Funds Purchases Sales
Venerable Large Cap Index Fund $ 3,256,163,290 $ —
Venerable US Large Cap Strategic Equity Fund 2,210,034,069 —

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 87
custodial, fund accounting, transfer agency and certain fund administration services. Each Fund is responsible for bearing all other operating expenses.
Each of the Funds pays the following annual advisory fee directly to VIA, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. The annual administrative fee specified in the table below is based on the combined average daily net assets the Funds and is payable monthly to VIA.
The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2024:
Transfer and Dividend Disbursing Agent
Russell Investments Fund Services, LLC (the “Transfer Agent”) serves as the transfer and dividend disbursing agent for the
Trust. The Transfer Agent does not earn a fee for this service.
Distributor
Russell Investments Financial Services, LLC (the “Distributor”) serves as the Trust’s distributor. The Distributor is a wholly-
owned subsidiary of Russell Investment Management, LLC. While the Distributor is entitled to the Rule 12b-1 distribution fee from each Fund’s Class V shares, the Distributor has agreed to waive receipt of all or a portion of the fee until September 6,
2026 for each of the Funds to the extent necessary to limit total annual operating expenses of Class V shares to the amount of the expense limitation for each Fund’s Class V.
Expenses
VIA and the Distributor have contractually agreed, until September 6, 2026, to waive all or a portion of fees (including management fee, administrative services fee, distribution fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:
In limiting a Fund’s expenses, the Distributor’s contractual waiver of the Fund’s Class V Rule 12b-1 fee will be applied first, as applicable. After taking into account the effect of any waiver by the Distributor, the Adviser first will waive its administrative services fee, then, if necessary, its advisory fee, and, finally, reimburse other operating expenses. Termination or modification of these obligations prior to September 6, 2026 requires approval by the Board. To the extent these obligations terminate or are modified, a Fund’s total annual operating expenses may increase.
Funds
Annual Rate
Advisory (%) Administration (%)
Venerable High Yield Fund 0.65 0.12
Venerable Large Cap Index Fund 0.15 0.10
Venerable Moderate Allocation Fund 0.05 0.12
Venerable Strategic Bond Fund 0.45 0.12
Venerable US Large Cap Strategic Equity Fund 0.60 0.12
Funds Advisory Administrative
Venerable High Yield Fund
$ 1,247,587 $ 230,324
Venerable Large Cap Index Fund
1,617,384 1,078,256
Venerable Moderate Allocation Fund
384,677 923,226
Venerable Strategic Bond Fund
2,568,409 684,909
Venerable US Large Cap Strategic Equity Fund
7,200,295 1,440,059
Funds
Annual Rate
Class V (%) Class I (%)
Venerable High Yield Fund 0.72 0.80
Venerable Large Cap Index Fund 0.51 N/A
Venerable Moderate Allocation Fund 0.89 N/A
Venerable Strategic Bond Fund 0.80 0.60
Venerable US Large Cap Strategic Equity Fund 0.86 0.75

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2024
88 Notes to Financial Statements
For the period ended December 31, 2024, the total fee waivers were as follows:
VIA and the Distributor do not have the ability to recover amounts waived or reimbursed from previous periods. There were no reimbursements for the period ended December 31, 2024.
Board of Trustees - (Form N-CSR Item 10)
The Board is currently comprised of five (5) Trustees — two Trustees who are “interested persons” of the Trust as defined under the 1940 Act (“Interested Trustees”) and three Trustees who are not “interested persons” of the Trust (“Independent Trustees”).
Trustee compensation and expenses are allocated to each Fund based on its net assets. Interested Trustees and the Trust’s officers are not paid by the Trust.
For the period ended December 31, 2024, the regular compensation paid to the Trustees by the Funds was $172,500.
5. Federal Income Taxes
As of December 31, 2024, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Record Ownership
As of December 31, 2024, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Restricted Securities
Restricted Securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). As of December 31, 2024, the restricted securities held in the Funds were acquired under Rule 144A of the Act and may be sold to qualified institutional buyers in transactions exempt from registration.
As of December 31, 2024, the Funds’ exposure to restricted securities (as a percentage of net assets) was as follows:
Funds 12b-1 Administrative
Venerable High Yield Fund
$ 115,943 $ 86,086
Venerable Large Cap Index Fund
748,442 —
Venerable Moderate Allocation Fund
2,308,064 283,306
Venerable Strategic Bond Fund
437,094 7,592
Venerable US Large Cap Strategic Equity Fund
1,374,930 98
No Expiration
Funds Short Term Long Term Total
Venerable High Yield Fund $ 380,894 $ — $ 380,894
Venerable Strategic Bond Fund 23,374,743 6,776,728 30,151,471
Funds # of Shareholders %
Venerable High Yield Fund 1 79.9
Venerable Strategic Bond Fund 1 26.8
Venerable US Large Cap Strategic Equity Fund 1 38.3
Funds %
Venerable High Yield Fund
91.1
Venerable Strategic Bond Fund
23.6

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 89
8. Contractual Obligations
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
9. Risk Factors
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm
90 Report of Independent Registered Public Accounting Firm
To the Shareholders of Venerable High Yield Fund, Venerable Large Cap Index Fund, Venerable Moderate Allocation Fund, Venerable
Strategic Bond Fund, and Venerable US Large Cap Strategic Equity Fund and the Board of Trustees of Venerable Variable Insurance Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Venerable Variable Insurance Trust (the “Trust”) (comprising Venerable
High Yield Fund, Venerable Large Cap Index Fund, Venerable Moderate Allocation Fund, Venerable Strategic Bond Fund, and Venerable US
Large Cap Strategic Equity Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for the period from September 04, 2024 (commencement of operations) through December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Venerable Variable Insurance Trust at
December 31, 2024, and the results of their operations, changes in their net assets and financial highlights for the period from September 04, 2024
(commencement of operations) through December 31, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The
Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Venerable Variable Insurance Trust investment companies since 2024.
Philadelphia, Pennsylvania
February 20, 2025

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 91
At in-person meetings held on April 2 – 3, 2024 and July 11, 2024, the Board of Trustees (the “Board”) of the Venerable Variable
Insurance Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust
(the “Independent Trustees”), considered and unanimously approved the following investment advisory agreements:
•
an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Venerable Investment Advisers, LLC
(the “Adviser”), with respect to the Venerable High Yield Fund, the Venerable Large Cap Index Fund, the Venerable Moderate
Allocation Fund, the Venerable Strategic Bond Fund, the Venerable US Large Cap Core Equity Fund and the Venerable US
Large Cap Strategic Equity Fund, each a newly-formed series of the Trust (each a “Fund”, and collectively, the “Funds”);
• an Investment Sub-Management and Compliance Agreement (the “RIM Agreement”) between the Trust, the Adviser, and
Russell Investment Management, LLC (“RIM”), with respect to the Venerable Large Cap Index Fund, the Venerable US Large
Cap Core Equity Fund, and the Venerable Moderate Allocation Fund (the “RIM Funds”);
• an Investment Sub-Management and Compliance Agreement (the “Franklin Agreement”) between the Trust, the Adviser, RIM and Franklin Advisers, Inc. (“Franklin”, and together with RIM, the “Sub-Advisers”), with respect to the Venerable High
Yield Fund, the Venerable Strategic Bond Fund, and the Venerable US Large Cap Strategic Equity Fund (collectively, the “FT
Funds”);
• an Investment Sub-Management and Compliance Agreement (the “Franklin Agreement”) between the Trust, the Adviser, RIM and Franklin Advisers, Inc. (“Franklin”, and together with RIM, the “Sub-Advisers”), with respect to the Venerable High
Yield Fund, the Venerable Strategic Bond Fund, and the Venerable US Large Cap Strategic Equity Fund (collectively, the “FT
Funds”);
• Non-Discretionary Money Manager Agreements (collectively, “the RIM Money Manager Agreements”) between the Adviser,
RIM and each of Allspring Global Investments, LLC (“Allspring”), J.P. Morgan Asset Management, Inc. (“JPMAM”), Mar
Vista Investment Partners LLC (“Mar Vista”), and Jacobs Levy Equity Management, Inc. (“Jacobs Levy”, and together with
Allspring, JPMAM, and Mar Vista, the “RIM Non-Discretionary Money Managers”), with respect to the Venerable US Large
Cap Core Equity Fund;
• Non-Discretionary Money Manager Agreements (collectively, the “Franklin Money Manager Agreements”) between
Franklin and each of Clearbidge Investments, LLC (“Clearbridge”) and Brandywine Global Investment Management, LLC
(“Brandywine”, and together with Clearbridge, the “Franklin Non-Discretionary Money Managers”), with respect to the
Venerable US Large Cap Strategic Equity Fund; and
• Discretionary Money Manager Agreements (the “WAMCo Agreements” and together with the RIM Agreement, Franklin
Agreement, RIM Money Manager Agreements, Franklin Money Manager Agreements, and the Advisory Agreement, the
“Agreements”) between the Adviser, Franklin and each of Western Asset Management Company, LLC (“WAMCo LLC”)
and Western Asset Management Company Limited (“WAMCo Limited”, and together with WAMCo LLC, the “Franklin
Discretionary Money Managers”), with respect to the Venerable Strategic Bond Fund.
.
The RIM Non-Discretionary Money Managers, Franklin Non-Discretionary Money Managers, and Franklin Discretionary Money
Managers are collectively referred to herein as “Money Managers”. The Sub-Advisers and the Money Managers provide investment sub-advisory services to the Funds.
In connection with its deliberations, the Board considered information requested on behalf of the Independent Trustees and prepared by the Adviser, the Sub-Advisers, and Money Managers, including memoranda and other materials, and provided to the Trustees prior to and during the meetings. The information provided to the Trustees described, among other things, the services to be provided by and fees paid to the Adviser, the Sub-Advisers, and Money Managers; related performance information; and other matters. The
Board considered that the Adviser had conducted extensive due diligence on the proposed Sub-Advisers and Money Managers from an investment management, operational and compliance perspective. The Independent Trustees also met in executive session during each meeting to discuss the Agreements and review the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meetings and during their deliberations regarding the Agreements, and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the
Agreements.
In approving the Agreements with respect to each Fund, each Trustee, after considering all factors they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the proposed fee payable to the Adviser, the Sub-Advisers and the Money Managers, as applicable, was fair and

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
92 Basis for Approval of Investment Advisory Contracts
reasonable and that the approval of the Agreements was in the best interests of each applicable Fund and its investors. The Board considered each Fund and each Agreement separately. In considering the Agreements, the Trustees did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. Although the Board gave attention to all information provided, some of the primary factors the Board deemed relevant to its decision to approve the Agreements with respect to each
Fund are discussed below.
Appointment of Venerable Investment Advisers, LLC as Investment Adviser and Approval of Investment Advisory Agreement (All
Funds)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services to be provided to the Funds by the Adviser and its affiliates, and the Adviser’s responsibilities with respect to each of the Funds. The Board considered that the Adviser would be responsible for, among other things, developing the investment strategy for the Funds; researching, selecting and hiring any sub-adviser(s), including money manager(s), and conducting on-going due diligence on and monitoring of any sub-adviser(s), including money manager(s); overseeing the selection of investments for the Funds; monitoring and evaluating the performance of the Funds;
monitoring the investment operations and composition of the Funds and, in connection therewith, monitoring compliance with each
Fund’s investment objective, policies and restrictions, as well as each Fund’s compliance with applicable law; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Funds among any sub-adviser and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the
Adviser and the Trust; and implementing Board directives as they relate to the Funds. The Board also considered information regarding the Adviser’s process for selecting and monitoring any sub-advisers, including money managers, to the Funds and the other service providers to each Fund, as well as its process for evaluating, monitoring and overseeing any sub-adviser’s investment strategy. In addition, the Board considered information regarding the qualifications and experience of, and resources available to, the Adviser’s personnel who would perform those functions with respect to the Funds. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser has assumed significant entrepreneurial risk in sponsoring the Funds and that the Adviser would bear and assume significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to each Fund. The Board considered that the Adviser’s responsibilities with respect to the Funds also would include monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Funds.
The Board also considered the benefits that would be provided to shareholders from participation in a Fund sponsored by the
Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates would provide to the Funds and their shareholders. The Board noted that the Funds did not have any performance history as each is a newly created series of the Trust and none had commenced operations as of the date of the meetings.
Based on its review, the Board, including the Independent Trustees, determined that the nature, quality and extent of the services to be provided by the Adviser were appropriate for the Funds.
•
Expenses
The Board considered each Fund’s proposed advisory fee in light of the nature, quality and extent of the services to be provided by the Adviser. In addition, the Board considered the relative level of the sub-advisory fee to be paid to each Fund’s Sub-Adviser and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by a Sub-Adviser.

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 93
With respect to the Advisory Agreement, the Board also considered information provided by the Adviser comparing the proposed advisory fee rate and expense ratios for each Fund to the advisory fee rates and expense ratios of comparable mutual funds, including information compiled with data from Broadridge, an independent provider of mutual fund industry data. In particular, the
Board noted the following information included in the Broadridge data:
•
With respect to the Venerable High Yield Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either.
In addition, the Board noted the Fund’s estimated total expenses were lower than the median of both its expense group and expense universe.
•
With respect to the Venerable Large Cap Index Fund, the Board noted that although the Fund’s proposed advisory fee rate was the highest among its expense group and above the median of its expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were similar to the median of both its expense group and expense universe.
•
With respect to the Venerable Moderate Allocation Fund, the Board noted the Fund’s proposed advisory fee rate was slightly above the median of its expense group and similar to the median of its expense universe. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
•
With respect to the Venerable Strategic Bond Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
•
With respect to the Venerable US Large Cap Core Equity Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
•
With respect to the Venerable US Large Cap Strategic Equity Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of its expense group, although not significantly so, and below the median of its expense universe.
With respect to the Broadridge data, the Board noted the advisory fee rate for the Funds included the administrative fees charged by the Adviser. The Board further noted not all of the comparable funds in the Broadridge data had administrative fees included in their advisory fee rate, and that if administrative fees were not included in the Funds’ advisory fee rate, the comparisons to the expense groups, expense universes, and their respective medians would have been more favorable to the Funds.
In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its fees so that each Fund’s net expense ratios will not exceed certain levels as set forth in each Fund’s prospectus. The Board also noted
that, to the extent that the Adviser waives fees pursuant to the expense limitation arrangement, the Fund’s actual advisory fee may be lower than its contractual advisory fee. Based on its review, the Board, including the Independent Trustees, determined that the
Adviser’s proposed fee for each Fund was fair and reasonable.
•
Profitability and Costs
The Board also considered the anticipated level of profits to be realized by the Adviser in connection with the operation of each
Fund. The Board referred to a report included in the meeting materials that included the Adviser’s estimated profitability by Fund for the first year of operations. The Board noted the report took into account the revenue the Adviser would receive under both the
Advisory Agreement and the proposed administrative services agreement between the Trust and the Adviser with respect to each
Fund. Based on its review, the Board did not consider the Adviser’s estimated profitability to be excessive at that time but noted
that it would periodically evaluate profitability.

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
94 Basis for Approval of Investment Advisory Contracts
•
Economies of Scale
The Board also considered whether economies of scale or efficiencies would be realized by the Adviser as the Funds grow larger and the extent to which this is reflected in the proposed advisory and administrative fee schedules for each Fund. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with Funds and their shareholders in a variety of ways, including (i) subsidizing a Fund’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the Fund’s total expense ratio does not exceed certain levels, (ii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the
Fund has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iii) reinvestment in, and enhancements to, the services that a manager and its affiliates provide to a Fund and its shareholders. The Board noted the Adviser had agreed, for a period of two years from the commencement of operations, to assume certain expenses of each of the Funds by making payments or waiving all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Fund’s net expense ratios do not exceed certain contractual levels. The Board also considered that the
Adviser could potentially share economies of scale or efficiencies with the Funds through reinvestment in, and enhancements to, the services that the Adviser provides to the Funds and their shareholders over time, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Funds, and the ongoing development of the Adviser’s infrastructure.
The Board considered these factors, and the relationship they bear to the fee charged to each Fund by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with each Fund once it commences operations and at reasonably anticipated asset levels. The Board noted, however, that it would monitor future growth in each Fund’s assets to determine whether economies of scale or efficiencies continued to be reflected in the applicable Fund’s fee arrangements.
•
Fall-Out and Other Benefits
The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Trust. In particular, the Board noted that it was proposed that the Adviser would also serve as the administrator for the Funds and would receive compensation for acting in that capacity. The Board also recognized that it was proposed that
Directed Services LLC, an affiliate of the Adviser, would receive payments through a Rule 12b-1 plan to compensate it for providing distribution and shareholder services to owners of variable annuity contracts and variable life insurance policies that may invest in the Funds. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in each of the Funds, would receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Funds would be offered as investment options through variable insurance contracts offered and sold by the Adviser’s insurance company affiliate and that the performance of a Fund may impact, positively or negatively, the insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s insurance company affiliate and Directed Services LLC each receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
Appointment of Franklin Advisers, LLC as Sub-Adviser and Approval of Investment Sub-Management and Compliance
Services Agreement (FT Funds)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided to each FT Fund by Franklin. The
Board considered Franklin’s responsibilities with respect to each FT Fund pursuant to the FT Agreement, and Franklin’s relevant experience. The Board noted that, subject to the oversight of the Adviser, Franklin would be responsible for making investment decisions with respect to each FT Fund; placing with brokers or dealers orders for the purchase and sale of investments for each
FT Fund; and assisting the Adviser in overseeing any money manager providing discretionary or non-discretionary sub-advisory services with respect to an FT Fund. The Board also considered information regarding Franklin’s process for selecting investments

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
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Basis for Approval of Investment Advisory Contracts 95
for each FT Fund, as well as information regarding the qualifications and experience of Franklin’s portfolio managers who would provide services to each FT Fund. The Board also considered the Adviser’s familiarity with, and confidence in, Franklin, and the results of the Adviser’s due diligence. The Board also considered information regarding Franklin’s procedures for executing portfolio transactions for each FT Fund and Franklin’s policies and procedures for selecting brokers and dealers. In addition, the
Board considered information regarding Franklin’s trading experience and how Franklin would seek to achieve “best execution” on behalf of each FT Fund.
The Board also reviewed hypothetical returns representing (i) a customized portfolio representative of the models that will comprise the Venerable Large Cap Strategic Equity Fund; (ii) Franklin’s high yield strategy, which is similar to the strategy for the Venerable
High Yield Fund; and (iii) Western’s core bond strategy, which is similar to the strategy for the Venerable Strategic Bond Fund. The
Board also considered Franklin’s expertise, resources, proposed investment strategy, and personnel for sub-advising each FT Fund.
Based on its review, the Board, including the Independent Trustees, determined, with respect to each FT Fund, that the nature, quality and extent of the services to be provided by Franklin were appropriate for the FT Fund in light of its investment objective and, thus, supported a decision to approve the Sub-Management Agreement.
•
Fee
With respect to the Franklin Agreement relating to each FT Fund, the Board considered the proposed sub-advisory fee for Franklin in light of the nature, quality and extent of the services proposed to be provided by Franklin. The Board considered the relative levels of the sub-advisory fee to be paid to Franklin with respect to each FT Fund and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by Franklin.
The Board noted that the Adviser, and not the FT Funds, would pay Franklin and that each proposed sub-advisory fee was negotiated between Franklin and the Adviser. Moreover, the Board noted that the Adviser believed the fee agreed upon with Franklin is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to each FT Fund, that the proposed sub-advisory fee for
Franklin is fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that may accrue to Franklin as a result of its relationship with the Trust. In particular, the Board noted Franklin may benefit indirectly from its relationships with the FT Funds, including through the reputation of being employed by the Adviser and if Franklin includes the FT Funds’ assets and performance record in composites it uses, which may contribute to Franklin’s ability to obtain other clients for its investment management services. In addition, Franklin may receive research and services obtained with client commissions generated by the FT Funds, which may be shared with Franklin’s advisory affiliates. The Board also noted that Franklin may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and that Franklin may derive benefits from its association with the Adviser and other sub-advisers/money managers (as applicable) to a Fund. The
Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that, at that time, they are most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each
Fund.
Appointment of Russell Investment Management, LLC as Sub-Adviser and Sub-Administrator (FT Funds)
The Board also considered the appointment of RIM as sub-adviser and sub-administrator to the FT Funds pursuant to the FT
Agreement. With respect to RIM’s role as sub-adviser to the FT Funds, the Board noted it was proposed that RIM be retained to provide certain non-discretionary advice, sub as sub-adviser, including money manager, research and due diligence, as well as

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
96 Basis for Approval of Investment Advisory Contracts
assistance to the Adviser in overseeing the services provided by Franklin and the Money Managers. With respect to RIM’s role as sub-administrator to the FT Funds, the Board noted it was proposed that RIM be retained to provide administrative services with respect to the Trust’s business and operations related to the FT Funds, as described in the Franklin Agreement. The Board further noted that, pursuant to the Franklin Agreement, RIM would administer the Trust’s compliance program with respect to the FT
Funds. The Board noted RIM would receive a fee for tht services provided pursuant to the Franklin Agreement, payable by the
Adviser, and not an FT Fund.
Appointment of Franklin Non-Discretionary Money Managers and Approval of Non-Discretionary Money Manager
Agreements (Venerable US Large Cap Strategic Equity Fund))
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each Franklin Non-Discretionary
Money Manager to the Venerable US Large Cap Strategic Equity Fund (the “Strategic Equity Fund”). The Board considered that, subject to the oversight of the Adviser and Franklin, each Franklin Non-Discretionary Money Manager would be responsible for providing Franklin with a model portfolio based on certain investment guidelines for the Strategic Equity Fund, and Franklin would utilize each model portfolio when purchasing and selling securities for a specific portion of the Fund. The Board also considered the Adviser’s and Franklin’s familiarity with, and confidence in, each Franklin Non-Discretionary Money Manager, and the results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the Strategic Equity Fund, that the nature, quality and extent of the services to be provided by each Franklin Non-Discretionary Money Manager were appropriate for the Strategic Equity Fund in light of its investment objective and, thus, supported a decision to approve the Franklin Money
Manager Agreements.
•
Fee
With respect to the Franklin Money Manager Agreements relating to the Strategic Equity Fund, the Board considered the proposed money manager fees in light of the nature, quality and extent of the services proposed to be provided by each Franklin Non-
Discretionary Money Manager. The Board considered the relative levels of the money manager fee to be paid to each Franklin
Non-Discretionary Money Manager with respect to the Strategic Equity Fund, the sub-advisory fee to be retained by Franklin, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by Franklin or a Franklin Non-Discretionary Money Manager.
The Board noted that, with respect to money manager compensation, Franklin and its affiliated money managers utilized internal transfer pricing arrangements. The Board further noted that Franklin, and not the Fund, would pay each Franklin Non-Discretionary
Money Manager and that each proposed money manager fee was negotiated between Franklin and each Franklin Non-Discretionary
Money Manager, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the Board noted that the Adviser believed that the fee agreed upon with each Franklin Non-Discretionary Money Manager is reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the Strategic Equity Fund, that the proposed money manager fee for each Franklin Non-Discretionary
Money Manager is fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that may accrue to each proposed Franklin Non-
Discretionary Money Manager as a result of its relationship with the Trust, including greater exposure in the marketplace. The
Board noted that each Franklin Non-Discretionary Money Manager may benefit indirectly from its relationship with the Strategic
Equity Fund, including through the reputation of being engaged by the Adviser and Franklin, and if a Franklin Non-Discretionary
Money Manager includes the Strategic Equity Fund’s assets and performance record in composites it uses. This may contribute to a Franklin Non-Discretionary Money Manager’s ability to obtain other clients for its investment management services. The Board,

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 97
including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that, at that time, they are most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each
Fund.
Appointment of Franklin Discretionary Money Managers and Approval of Discretionary Money Manager Agreements
(Venerable Strategic Bond Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each Franklin Discretionary Money
Manager to the Venerable Strategic Bond Fund (the “Strategic Bond Fund”). The Board considered each Franklin Discretionary
Money Manager’s responsibilities with respect to the Strategic Bond Fund pursuant to the respective Discretionary Money Manager
Agreement, and each Franklin Discretionary Money Manager’s relevant experience. The Board noted that, subject to the oversight of the Adviser and Franklin, each Franklin Discretionary Money Manager would be responsible for making investment decisions with respect to the Strategic Bond Fund and placing with brokers or dealers orders for the purchase and sale of investments for the
Strategic Bond Fund. The Board also considered information regarding each Franklin Discretionary Money Manager’s process for selecting investments for the Strategic Bond Fund, as well as information regarding the qualifications and experience of each
Franklin Discretionary Money Manager’s portfolio managers who would provide services to the Strategic Bond Fund. The Board also considered the Adviser’s and Franklin’s familiarity with, and confidence in, each Franklin Discretionary Money Manager, and the results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the Strategic Bond Fund, that the nature, quality and extent of the services to be provided by each Franklin Discretionary Money Manager were appropriate for the Strategic Bond Fund in light of its investment objective and, thus, supported a decision to approve the Discretionary Money
Manager Agreements.
•
Fee
With respect to each Discretionary Money Manager Agreement relating to the Strategic Bond Fund, the Board considered the proposed money manager fees in light of the nature, quality and extent of the services proposed to be provided by each Franklin
Discretionary Money Manager. The Board considered the relative levels of the money manager fee to be paid to each Franklin
Discretionary Money Manager with respect to the Strategic Bond Fund, the sub-advisory fee to be retained by Franklin, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by Franklin or a Franklin Discretionary Money Manager. The Board noted
that, with respect to money manager compensation, Franklin and its affiliated money managers utilized internal transfer pricing arrangements. The Board further noted that Franklin, and not the Fund, would pay each Franklin Discretionary Money Manager and that each proposed money manager fee was negotiated between Franklin and each Franklin Discretionary Money Manager, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the Board noted that the Adviser believed that the fee agreed upon with each Franklin Discretionary Money Manager is reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the
Strategic Bond Fund, that the proposed money manager fee for each Franklin Discretionary Money Manager is fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that may accrue to each proposed Franklin
Discretionary Money Manager as a result of its relationship with the Trust, including greater exposure in the marketplace. The
Board noted that each Franklin Discretionary Money Manager may benefit indirectly from its relationship with the Strategic Bond
Fund, including through the reputation of being engaged by the Adviser and Franklin, and if a Franklin Discretionary Money

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
98 Basis for Approval of Investment Advisory Contracts
Manager includes the Strategic Bond Fund’s assets and performance record in composites it uses. This may contribute to a Franklin
Discretionary Money Manager’s ability to obtain other clients for its investment management services. The Board, including the
Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that, at that time, they are most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each
Fund.
Appointment of Russell Investment Management, LLC as Sub-Adviser and Sub-Administrator and Approval of Sub-
Management and Compliance Agreement (RIM Funds)
•
Nature, Quality and Extent of Services
The Board noted that, under the RIM Agreement, RIM would (i) be retained as sub-adviser to each RIM Fund, (ii) be retained as sub-administrator to provide administrative services with respect to the Trust’s business and operations related to the RIM Funds, and (iii) administer the Trust’s compliance program with respect to the FT Funds.
The Board evaluated the nature, quality and extent of the services proposed to be provided to each RIM Fund by RIM. The Board considered RIM’s responsibilities with respect to each RIM Fund pursuant to the Sub-Management Agreement, and RIM’s relevant experience. The Board noted that, subject to the oversight of the Adviser, RIM would be responsible for making investment decisions with respect to each RIM Fund; placing with brokers or dealers orders for the purchase and sale of investments for each RIM Fund;
assisting the Adviser in overseeing any money manager providing discretionary or non-discretionary services with respect to a RIM
Fund; and performing certain related administrative and compliance functions. The Board also considered information regarding
RIM’s process for selecting investments for each RIM Fund, as well as information regarding the qualifications and experience of
RIM’s portfolio managers who would provide services to each RIM Fund. The Board also considered the Adviser’s familiarity with, and confidence in, RIM, and the results of the Adviser’s due diligence. The Board also considered information regarding RIM’s procedures for executing portfolio transactions for each RIM Fund and RIM’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding RIM’s trading experience and how RIM would seek to achieve
“best execution” on behalf of each RIM Fund.
The Board also reviewed performance data relating to RIM’s management of other funds with a similar investment strategy as those proposed for the RIM Funds, as compared to an appropriate benchmark and peer group. The Board also considered RIM’s expertise, resources, proposed investment strategy, and personnel for advising each RIM Fund.
Based on its review, the Board, including the Independent Trustees, determined, with respect to each RIM Fund, that the nature, quality, and extent of the services to be provided by RIM were appropriate for the RIM Fund in light of its investment objective and, thus, supported a decision to approve the Sub-Management Agreement.
•
Fee
With respect to the RIM Agreement relating to each RIM Fund, the Board considered the proposed sub-advisory fee for RIM in light of the nature, quality and extent of the services proposed to be provided by RIM. The Board considered the relative level of the sub-advisory fee to be paid to RIM with respect to each RIM Fund and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by RIM.
The Board further noted that the Adviser, and not the RIM Funds, would pay RIM and that the proposed sub-advisory fees were negotiated between RIM and the Adviser. Moreover, the Board noted that the Adviser believed that the fees agreed upon with RIM are reasonable in light of the nature, quality, and extent of the investment sub-advisory services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to each RIM Fund, that the proposed sub-advisory fee for
RIM is fair and reasonable.

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 99
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that may accrue to RIM and its affiliates as a result of its relationship with the Trust. In particular, the Board noted (i) RIM’s affiliated broker, Russell Investments Implementation
Services, LLC (“RIIS”), may receive commissions for effecting portfolio transactions for the RIM Funds (however, the Board noted RIIS had agreed to not receive commissions on any trades executed on behalf of the RIM Funds for the first year of Fund operations); (ii) RIM, its affiliates and their fund complexes may obtain lower commission rates and more effective trade execution from aggregation of trades of the RIM Funds and other clients; (iii) RIM, its affiliates and their fund complexes may benefit from fee schedules negotiated with certain services providers which are based on global assets under management (e.g., money managers and custodians); (iv) it is possible that certain service providers may charge RIM and its affiliates lower fees based on the totality of the business relationships between the parties; and (v) certain RIM affiliates may provide services to the Trust and receive fees for such services. In addition, the Board noted RIM may benefit indirectly from its relationships with the RIM Funds, including through the reputation of being employed by the Adviser and if RIM includes the RIM Funds’ assets and performance record in composites it uses, which may contribute to RIM’s ability to obtain other clients for its investment management services. The Board also noted
that RIM may benefit from greater exposure in the marketplace with respect to its investment processes and from expanding its level of assets under management, and that RIM may derive benefits from its association with the Adviser and other sub-advisers/money managers (as applicable) to a Fund. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that, at that time, they are most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each
Fund.
Appointment of RIM Non-Discretionary Money Managers and Approval of Non-Discretionary Money Manager
Agreements (Venerable US Large Cap Core Equity Fund)
The Board then considered the Non-Discretionary Money Manager Agreements among the Adviser, RIM and each RIM Non-
Discretionary Money Manager, with respect to the Core Equity Fund.
In connection with its deliberations, the Board considered information requested on behalf of the Independent Trustees and prepared by the Adviser, RIM and each proposed RIM Non-Discretionary Money Manager, including memoranda and other materials.
The information provided to the Trustees described, among other things, the services proposed to be provided by each RIM Non-
Discretionary Money Manager, proposed money manager fees, related performance information, and other matters. Under each RIM
Money Manager Agreement, the respective RIM Non-Discretionary Money Manager would provide RIM with a model portfolio on a non-discretionary basis, and RIM would utilize each model portfolio when purchasing and selling securities for a specific portion of the Fund determined by RIM. The Adviser had conducted extensive due diligence on each RIM Non-Discretionary Money
Manager from an investment management, operational and compliance perspective and provided the Board with RIM’s 15(c)
questionnaire which included responses with respect to each RIM Non-Discretionary Money Manager. The Board, management and the RIM representatives then engaged in extensive discussions regarding the RIM Money Manager Agreements and the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meetings and during their deliberations regarding the RIM Money Manager Agreements. The Board considered each RIM Money Manager Agreement separately.
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each RIM Non-Discretionary Money
Manager to the Venerable US Large Cap Core Equity Fund (the “Core Equity Fund”). The Board considered that, subject to the oversight of the Adviser and RIM, each RIM Non-Discretionary Money Manager would be responsible for providing RIM with a model portfolio based on certain investment guidelines for the Core Equity Fund and RIM would utilize each model portfolio when purchasing and selling securities for a specific portion of the Fund. The Board also considered the Adviser’s and RIM’s familiarity with, and confidence in, each RIM Non-Discretionary Money Manager, and the results of the Adviser’s due diligence.

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
100 Basis for Approval of Investment Advisory Contracts
Based on its review, the Board, including the Independent Trustees, determined, with respect to the Core Equity Fund, that the nature, quality and extent of the services to be provided by each RIM Non-Discretionary Money Manager were appropriate for the Core Equity Fund in light of its investment objective and, thus, supported a decision to approve the RIM Money Manager
Agreements.
•
Fee
With respect to each RIM Money Manager Agreement relating to the Core Equity Fund, the Board considered the proposed money manager fees in light of the nature, quality and extent of the services proposed to be provided by each RIM Non-Discretionary
Money Manager. The Board considered the relative levels of the money manager fee to be paid to each RIM Non-Discretionary
Money Manager with respect to the Core Equity Fund, the sub-advisory fee to be retained by RIM, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the
Adviser and not delegated to or assumed by Franklin or each RIM Non-Discretionary Money Manager. The Board further noted that
RIM, and not the Fund, would pay each RIM Non-Discretionary Money Manager and that the proposed money manager fees were negotiated between RIM and each RIM Non-Discretionary Money Manager, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the Board noted that the Adviser believed that the fee agreed upon with each RIM Non-
Discretionary Money Manager is reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the Core Equity Fund, that the proposed money manager fee for each RIM Non-Discretionary Money Manager is fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that may accrue to each proposed RIM Non-
Discretionary Money Manager as a result of its relationship with the Trust, including greater exposure in the marketplace. The
Board noted that each RIM Non-Discretionary Money Manager may benefit indirectly from its relationship with the Core Equity
Fund, including through the reputation of being engaged by the Adviser and RIM, and if a RIM Non-Discretionary Money
Manager includes the Core Equity Fund’s assets and performance record in composites it uses. This may contribute to a RIM Non-
Discretionary Money Manager’s ability to obtain other clients for their investment management services. The Board, including the
Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that, at that time, they are most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each
Fund.
The Board discussed profitability and economies of scale as factors of consideration and determined that, at that time, they are most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each
Fund.

Venerable Variable Insurance Trust
Adviser, Money Managers and Service Providers — December 31, 2024
(Unaudited)
Adviser, Money Managers and Service Providers 101
Interested Trustees
Michal Levy
Timothy W. Brown
Independent Trustees
Sherilyn Anderson
John Guy
Julian Sluyters
Officers
Michal Levy, President
Ross Erickson, Treasurer
John Bruggeman, Assistant Treasurer
Cheryl Wichers, Chief Compliance Officer
Kristina Magolis, Secretary
Julie Vossler, Assistant Secretary
Adviser and Administrator
Venerable Investment Advisers, LLC
1475 Dunwoody Drive, Suite 200
West Chester, PA 19380
Sub-Advisers
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Franklin Advisers, Inc.
1 Franklin Parkway
San Mateo, CA 94403
Transfer and Dividend Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1475 Dunwoody Drive, Suite 200
West Chester, PA 19380
(800) 366-0066
Legal Counsel
Morgan, Lewis & Bockius LLP
101 Park Avenue
New York, NY 10178
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, PA 19103
Money Managers
Brandywine Global Investment Management, LLC
1735 Market Street
Philadelphia, PA 19103
ClearBridge Investments, LLC
620 8th Avenue
New York, NY 10018
Note: Venerable High Yield Fund and Venerable Strategic Bond Funds are
sub-advised by Franklin Advisers, Inc. Venerable Large Cap Index Fund and
Venerable Moderate Allocation Funds are sub-advised by Russell Investment
Management, LLC.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Venerable Variable Insurance
Trust
1475 Dunwoody Dr
Suite 200
West Chester, Pennsylvania
19380
800-366-0066

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List

(a)     Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)    Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)         Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Venerable Variable Insurance Trust

By:      /s/ Michal Levy
            Michal Levy
President (Principal Executive Officer), Venerable Variable Insurance Trust
Date:  February 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Michal Levy
            Michal Levy
President (Principal Executive Officer), Venerable Variable Insurance Trust
Date:  February 27, 2025

By:      /s/ Ross Erickson
            Ross Erickson
Treasurer (Principal Financial Officer), Venerable Variable Insurance Trust
Date:  February 27, 2025